Securities Act of 1933 Registration No. 033‑60973
Investment Company Act of 1940 Registration No. 811‑07319

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post-Effective Amendment No. 98	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 98	☒

Fidelity Covington Trust
(Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210
(Address of Principal Executive Offices)(Zip Code)
Registrant’s Telephone Number: 617‑563‑7000

Cynthia Lo Bessette, Secretary and Chief Legal Officer
245 Summer Street
Boston, Massachusetts 02210
(Name and Address of Agent for Service)

It is proposed that this filing will become effective on April 12, 2022 pursuant to paragraph (b) of Rule 485 at 5:30 p.m. Eastern Time.

Fund	Ticker

Fidelity Metaverse ETF	FMET
Principal U.S. Listing Exchange: The Nasdaq Stock Market®
Prospectus
April 12, 2022

These securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.	245 Summer Street, Boston, MA 02210

Contents

Fund Summary	3	Fidelity® Metaverse ETF

Fund Basics	8	Investment Details

	15	Valuing Shares

Shareholder Information	17	Additional Information about the Purchase and Sale of Shares

	19	Dividends and Capital Gain Distributions

	19	Tax Consequences

Fund Services	21	Fund Management

	22	Fund Distribution

	23	Other Service Providers

Appendix	24	Additional Index Information

Prospectus	2

Fund Summary

Fund:
Fidelity® Metaverse ETF

Investment Objective
The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity Metaverse IndexSM.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.39%

Distribution and/or Service (12b‑1) fees	None

Other expenses(a)	0.00%

Total annual operating expenses	0.39%
(a) Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$40

3 years	$125

3	Prospectus

Fund Summary – continued

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance.
Principal Investment Strategies
• Normally investing at least 80% of assets in securities included in the Fidelity Metaverse IndexSM and in depositary receipts representing securities included in the index. “Metaverse” is a term used to describe a future state of the internet characterized by a network of both augmented reality and virtual worlds that can be experienced persistently and in a shared environment by large numbers of users. The Fidelity Metaverse IndexSM is designed to reflect the performance of a global universe of companies that develop, manufacture, distribute, or sell products or services related to establishing and enabling the Metaverse.
• Lending securities to earn income for the fund.
Principal Investment Risks
• Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
• Metaverse Companies. Metaverse companies are subject to various risks, including those associated with limited product lines, markets, financial resources or personnel, intense competition, potentially rapid product obsolescence, impairment of intellectual property rights, disruptions in service, cybersecurity attacks, and changes in regulation. Although the fund’s underlying index uses a rules-based proprietary index methodology that seeks to identify such companies, there is no guarantee that this methodology will be successful.
• Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to

Prospectus	4

investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
• Sector Exposure. In seeking to track the performance of its underlying index, the fund will generally have significant exposure to one or more industries, groups of related industries, or sectors, and the fund’s performance may be impacted by events affecting those industries or sectors. The communication services industries can be significantly affected by government regulation, intense competition, technology changes, general economic conditions, consumer and business confidence and spending, and changes in consumer and business preferences. The information technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. In addition, information technology industries can be affected by the loss or impairment of intellectual property rights.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty.
• Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund’s shares may result in the fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund’s securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
• Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.

5	Prospectus

Fund Summary – continued

• Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund will be concentrated to approximately the same extent that the fund’s index concentrates in the securities of issuers in a particular industry.
• Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.
• Small- and Mid‑Cap Investing. The value of securities of small to medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
• Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
In addition, the fund is classified as non‑diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
Investment Adviser
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Geode Capital Management, LLC (Geode) serves as a sub‑adviser for the fund.

Prospectus	6

Portfolio Manager(s)
Louis Bottari (senior portfolio manager) has managed the fund since April 2022.
Peter Matthew (senior portfolio manager) has managed the fund since April 2022.
Robert Regan (portfolio manager) has managed the fund since April 2022.
Payal Gupta (portfolio manager) has managed the fund since April 2022.
Navid Sohrabi (portfolio manager) has managed the fund since April 2022.
Purchase and Sale of Shares
Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day, rather than at NAV. Shares of the fund may trade at a price greater than the fund’s NAV (premium) or less than the fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling fund shares in the secondary market (the “bid‑ask spread”). Recent information, including information regarding the fund’s NAV, market price, premiums and discounts, and bid‑ask spread, is available at www.fidelity.com.
Tax Information
Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax‑advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

7	Prospectus

Fund Basics

Investment Details
Investment Objective
Fidelity® Metaverse ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity Metaverse IndexSM.
Principal Investment Strategies
Geode normally invests at least 80% of the fund’s assets in securities included in the Fidelity Metaverse IndexSM and in depositary receipts representing securities included in the index. “Metaverse” is a term used to describe a future state of the internet characterized by a network of both augmented reality and virtual worlds that can be experienced persistently and in a shared environment by large numbers of users. The Fidelity Metaverse IndexSM is designed to reflect the performance of a global universe of companies that develop, manufacture, distribute, or sell products or services related to establishing and enabling the Metaverse.
The universe of stocks for consideration in the index, which is intended to reflect the broader equity market, consists of U.S., developed international and emerging market stocks across the market capitalization spectrum, subject to liquidity and investability requirements.
The Fidelity Metaverse IndexSM is constructed using Fidelity’s rules-based proprietary index methodology. The index methodology identifies and ranks stocks for inclusion in the index based on company revenues and proprietary natural language processing (NLP) scores. Stocks of companies that generate at least 50% of their total revenue from one or more of the following business activity categories are eligible for inclusion in the index, subject to thematic quality screens: computing hardware and components, digital infrastructure, design and engineering software, gaming technology and software, web development and content services, and smart phone and wearable technology. NLP is used to analyze text-based documents to identify companies with relevant keywords. Stocks are assigned thematic relevancy scores and those with the highest scores are selected for inclusion in the index. Fidelity Product Services LLC (FPS) is the index provider. FPS is an affiliated person of the Adviser.
Each stock is weighted by adjusted market capitalization and capped under the methodology. The index is rebalanced (and reconstituted) quarterly.
The fund primarily utilizes replication, however, the fund may not always hold the same securities as the Fidelity Metaverse IndexSM. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, liquidity, country weightings, and the effect of foreign taxes.

Prospectus	8

The fund may not track the index because differences between the index and the fund’s portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.
The fund may lend securities to broker-dealers or other institutions to earn income.
The fund will invest more than 25% of its total assets in securities of issuers in a particular industry to approximately the same extent that the Fidelity Metaverse Index concentrates in the securities of issuers in a particular industry. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is classified as non‑diversified.
If Geode’s strategies do not work as intended, the fund may not achieve its objective.
Description of Principal Security Types
Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.
Principal Investment Risks
Many factors affect the fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. The fund’s NAV changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. In addition, because the fund may invest a significant percentage of assets in a single issuer, the fund’s performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.
The following factors can significantly affect the fund’s performance:
Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and

9	Prospectus

Fund Basics – continued

“growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo‑political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
Thematic Investing. The fund seeks to track an underlying index that is designed to reflect the performance of companies engaged in certain business activities and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting those companies. Although the fund’s underlying index uses a rules-based proprietary index methodology that seeks to identify companies engaged in such activities, there is no guarantee that this methodology will be successful.
Companies engaged in Metaverse activities may have limited product lines, markets, financial resources or personnel and are subject to the risks of changes in business cycles. Securities of these companies, especially smaller, start‑up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Metaverse companies may face intense competition and potentially rapid product obsolescence. These companies rely heavily on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that these companies will be able to successfully protect their intellectual property or that their intellectual property rights will be adequate to prevent competitors from developing substantially similar or superior technology. In addition, Metaverse companies can be significantly affected by disruption in service caused by hardware or software failure and by cybersecurity attacks. They may also be impacted by privacy concerns and laws, evolving internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies.
Foreign and Emerging Market Risk. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.
Investing in emerging markets can involve risks in addition to and greater than those generally associated with

Prospectus	10

investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.
Sector Exposure. In seeking to track the performance of its underlying index, a fund will generally have significant exposure to one or more industries, groups of related industries, or sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, group of related industries, or sector, and the securities of companies in that industry, group of related industries, or sector could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry, group of related industries, or sector as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.
The communication services industries can be significantly affected by federal and state government regulation, intense competition, and obsolescence of existing technology. Many communication services companies compete for market share and can be impacted by competition from new market entrants, consumer and business confidence and spending, changes in consumer and business preferences, and general economic conditions. Certain communication services companies may be more susceptible than other companies to hacking and potential theft of proprietary or consumer information or disruptions in service, which could adversely affect their businesses.
The information technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. In addition, information technology industries can be affected by the loss or impairment of intellectual property rights.
Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or

11	Prospectus

Fund Basics – continued

issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value.
Fluctuation of Net Asset Value and Share Price. The NAV of the fund’s shares will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares are listed on an exchange and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in accordance with changes in NAV and supply and demand on the listing exchange. Although a share’s market price is expected to approximate its NAV, it is possible that the market price and NAV will vary significantly. As a result, you may sustain losses if you pay more than the shares’ NAV when you purchase shares, or receive less than the shares’ NAV when you sell shares, in the secondary market. During periods of disruptions to creations and redemptions, the existence of extreme market volatility, or lack of an active trading market for a fund’s shares, the market price of fund shares is more likely to differ significantly from the fund’s NAV. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of a fund. Disruptions at market makers, Authorized Participants or market participants may also result in significant differences between the market price of the fund’s shares and the fund’s NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
The market price of shares during the trading day, like the price of any exchange-traded security, includes a bid‑ask spread charged by the exchange specialist, market makers, or other participants that trade the particular security. In times of severe market disruption or volatility, the bid‑ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. Securities held by a fund may be traded in markets that close at a different time than the listing exchange. During the time when the listing exchange is open but after the applicable market closing, fixing or settlement times, bid‑ask spreads and the resulting premium or discount to the fund’s NAV may widen. The Adviser expects that, under normal market conditions, large discounts or premiums to NAV will not be sustained in the long term because of arbitrage opportunities.
Correlation to Index. The performance of a fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction

Prospectus	12

costs, imperfect correlation between the fund’s securities and those in the index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. A fund may not be fully invested at times as a result of cash flows into the fund. The use of sampling techniques or futures or other derivative positions may affect a fund’s ability to achieve close correlation with the index. In addition, the fund may not be able to invest in certain securities included in the index or invest in them in the exact proportions in which they are represented in the index due to regulatory restrictions. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
Passive Management Risk. An index fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, an index fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The structure and composition of an index fund’s index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the fund. The fund will be concentrated to approximately the same extent that the fund’s index concentrates in the securities of issuers in a particular industry. The index relies on various sources of information to assess the criteria of issuers included in the index, including information that may be based on assumptions and estimates. There is no assurance that the index’s methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities. Information about non‑U.S. issuers, particularly emerging markets issuers, may be unavailable or unreliable, which could increase the risk of errors in index data, computation, and construction. Any such errors could significantly impact the fund’s performance.
Trading Issues. Although shares are listed on an exchange, there can be no assurance that an active trading market or requirements to remain listed will be met or maintained. Only an Authorized Participant may engage in creation or redemption transactions directly with the fund. The fund has a limited number of intermediaries that act as Authorized Participants. There are no obligations of market makers to make a market in the fund’s shares or of Authorized Participants to submit purchase or redemption orders for Creation Units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market

13	Prospectus

Fund Basics – continued

stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund’s portfolio securities and the market price of fund shares. To the extent no other Authorized Participants are able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face delisting. In addition, trading of shares in the secondary market may be halted, for example, due to activation of marketwide “circuit breakers.” If trading halts or an unanticipated early closing of the listing exchange occurs, a shareholder may be unable to purchase or sell shares of the fund. FDC, the distributor of the fund’s shares, does not maintain a secondary market in the shares.
If an index is discontinued, the fund may substitute a different index or, alternatively, may liquidate the fund if the Board of Trustees deems it to be in the best interest of shareholders.
If the fund’s shares are delisted from the listing exchange, the Adviser may seek to list the fund shares on another market, merge the fund with another exchange-traded fund or traditional mutual fund, or redeem the fund shares at NAV.
Shares of the fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
Small- and Mid‑Cap Investing. The value of securities of small to medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.
Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.
Other Investment Strategies
In addition to the principal investment strategies discussed above, Geode may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.

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Shareholder Notice
The following is subject to change only upon 60 days’ prior notice to shareholders:
Fidelity® Metaverse ETF normally invests at least 80% of its assets in securities included in the Fidelity Metaverse IndexSM and in depositary receipts representing securities included in the index.
Valuing Shares
The fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.
The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of regular trading hours on the listing exchange or the NYSE, normally 4:00 p.m. Eastern time. The fund’s assets normally are valued as of this time for the purpose of computing NAV. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.
NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).
Shares of the fund may be purchased through a broker in the secondary market by individual investors at market prices which may vary throughout the day and may differ from NAV.
To the extent that the fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of the fund’s assets may not occur on days when the fund is open for business.
Shares of open‑end funds in which the fund may invest (referred to as underlying funds) are valued at their respective NAVs. NAV is calculated using the values of any underlying funds in which it invests. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt

15	Prospectus

Fund Basics – continued

securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.
Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

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Shareholder Information

Additional Information about the Purchase and Sale of Shares
As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.
General Information
Information on Fidelity
Fidelity Investments was established in 1946 to manage one of America’s first mutual funds. Today, Fidelity is one of the world’s largest providers of financial services.
In addition to its fund business, the company operates one of America’s leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax‑advantaged retirement plans for individuals investing on their own or through their employer.
The Depository Trust Company (DTC) is a limited trust company and securities depository that facilitates the clearance and settlement of trades for its participating banks and broker-dealers. DTC has executed an agreement with FDC, the fund’s distributor.
Buying and Selling Shares in the Secondary Market
Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. The fund does not impose any minimum investment for shares of the fund purchased on an exchange. These transactions are made at market prices that may vary throughout the day and may be greater than the fund’s NAV (premium) or less than the fund’s NAV (discount). As a result, you may pay more than NAV when you purchase shares, and receive less than NAV when you sell shares, in the secondary market. If you buy or sell shares in the secondary market, you will generally incur customary brokerage commissions and charges. Due to such commissions and charges, frequent trading may detract significantly from investment returns.
The fund is designed to offer investors an equity investment that can be bought and sold frequently in the secondary market without impact on the fund, and such trading activity is critical to ensuring that the market price of fund shares remains at or close to NAV. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading by these investors.
Shares can be purchased and redeemed directly from the fund at NAV only by Authorized Participants in large increments called “Creation Units.” The fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. The fund reserves the right, but does not have the obligation, to reject any purchase or redemption transaction at any time. In addition, the fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

17	Prospectus

Shareholder Information – continued

Precautionary Notes
• Note to Investment Companies. For purposes of the 1940 Act, shares are issued by the fund, and the acquisition of shares by investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. Registered investment companies are permitted to invest in a fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the fund.
• Note to Authorized Participants Regarding Continuous Offering. Certain legal risks may exist that are unique to Authorized Participants purchasing Creation Units directly from the fund. Because new Creation Units may be issued on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the Securities Act), could be occurring. As a broker-dealer, certain activities that you perform may, depending on the circumstances, result in your being deemed a participant in a distribution, in a manner which could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act.
For example, you may be deemed a statutory underwriter if you purchase Creation Units from the fund, break them down into individual fund shares, and sell such shares directly to customers, or if you choose to couple the creation of a supply of new fund shares with an active selling effort involving solicitation of secondary market demand for fund shares. A determination of whether a person is an underwriter for purposes of the Securities Act depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, you should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to shares of the fund are

Prospectus	18

reminded that, under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange. Certain affiliates of the fund may purchase and resell fund shares pursuant to this prospectus.
• Note to Secondary Market Investors. DTC, or its nominee, is the registered owner of all outstanding shares of the fund. The Adviser will not have any record of your ownership. Your ownership of shares will be shown on the records of DTC and the DTC participant broker through which you hold the shares. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information. Your broker will also be responsible for distributing income and capital gain distributions and for sending you shareholder reports and other information as may be required.
Costs Associated with Creations and Redemptions
The fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. Information about the procedures regarding creation and redemption of Creation Units and the applicable transaction fees is included in the statement of additional information (SAI).
Dividends and Capital Gain Distributions
The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) as capital gain distributions. If you purchased your shares in the secondary market, your broker is responsible for distributing the income and capital gain distributions to you.
The fund normally pays dividends, if any, quarterly in March, June,
September, and December and capital gain distributions in December.
Tax Consequences
As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax‑advantaged retirement account, you should consider these tax consequences.
Taxes on Distributions
Distributions investors receive are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to investors as ordinary income, while certain distributions, including distributions of

19	Prospectus

Shareholder Information – continued

long-term capital gains, are taxable to investors generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).
If investors buy shares when a fund has realized but not yet distributed income or capital gains, they will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.
Any taxable distributions investors receive will normally be taxable to them when they receive them.
Taxes on Transactions
Purchases and sales of shares, as well as purchases and redemptions of Creation Units, may result in a capital gain or loss for federal tax purposes.

Prospectus	20

Fund Services

Fund Management
Adviser
FMR. The Adviser is the fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.
As of December 31, 2021, the Adviser had approximately $3.6 trillion in discretionary assets under management, and approximately $4.5 trillion when combined with all of its affiliates’ assets under management.
As the manager, the Adviser is responsible for handling the fund’s business affairs.
Sub‑Adviser(s)
The Adviser and the fund are seeking an exemptive order from the SEC that will permit the Adviser, subject to the approval of the Board of Trustees, to enter into new or amended sub‑advisory agreements with one or more unaffiliated and affiliated sub‑advisers without obtaining shareholder approval of such agreements. The fund’s initial sole shareholder has approved the fund’s use of this exemptive order once issued by the SEC and the fund and the Adviser intend to rely on the exemptive order when issued without seeking additional shareholder approval. Subject to oversight by the Board of Trustees, the Adviser has the ultimate responsibility to oversee the fund’s sub‑advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub‑advisory agreement with a new sub‑adviser, shareholders will be provided with information about the new sub‑adviser and sub‑advisory agreement.
Geode, at 100 Summer Street, 12th Floor, Boston, Massachusetts 02110, serves as a sub‑adviser for the fund. Geode chooses the fund’s investments and places orders to buy and sell the fund’s investments.
As of December 31, 2021, Geode had approximately $945.4 billion in discretionary assets under management.
Portfolio Manager(s)
Louis Bottari is senior portfolio manager of the fund, which he has managed since April 2022. He also manages other funds. Since joining Geode in 2008, Mr. Bottari has worked as an assistant portfolio manager, portfolio manager, and senior portfolio manager.
Peter Matthew is senior portfolio manager of the fund, which he has managed since April 2022. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.
Robert Regan is portfolio manager of the fund, which he has managed since April 2022. He also manages other funds. Since joining Geode in 2016, Mr. Regan has worked as a portfolio manager. Prior to joining Geode, Mr. Regan was senior implementation portfolio manager at State Street Global Advisors from 2008 to 2016.
Payal Gupta is portfolio manager of the fund, which she has managed since

21	Prospectus

Fund Services – continued

April 2022. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.
Navid Sohrabi is portfolio manager of the fund, which he has managed since April 2022. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.
The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).
Advisory Fee(s)
The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The Adviser pays all of the other expenses of the fund with limited exceptions.
The fund’s annual management fee rate is 0.39% of its average net assets.
The Adviser pays Geode for providing investment management services.
The basis for the Board of Trustees approving the management contract and sub‑advisory agreement for the fund will be included in the fund’s annual report for the fiscal period ending June 30, 2022, when available.
From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.
Reimbursement or waiver arrangements can decrease expenses and boost performance.
Fund Distribution
FDC distributes the fund’s shares.
Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.
Distribution and Service Plan(s)
While the fund will not make direct payments for distribution or shareholder support services, the fund has adopted a Distribution and Service Plan pursuant to Rule 12b‑1 under the 1940 Act with respect to its shares. The Plan recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the

Prospectus	22

fund has authorized such payments for shares of the fund.
If payments made by the Adviser to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.
Other Service Providers
State Street Bank and Trust Company serves as the fund’s transfer agent and custodian, and is located at One Heritage Drive, Floor 1, North Quincy, Massachusetts, 02171 and 1 Lincoln Street, Boston, Massachusetts, 02111, respectively.

23	Prospectus

Appendix

Additional Index Information
The Fidelity Metaverse IndexSM (Net MA) is designed to reflect the performance of a global universe of companies that develop, manufacture, distribute, or sell products or services related to establishing and enabling the Metaverse. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts (Net MA).
The Fidelity index listed above was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology described for the fund under the heading “Principal Investment Strategies” in the “Fund Basics — Investment Details” section of this prospectus.
The fund is entitled to use its index pursuant to a licensing arrangement with FPS.
The fund, the Adviser, and Geode have each adopted policies and procedures designed to minimize potential conflicts of interest in connection with the management of the fund.
Additional information regarding the indices is available on www.fidelity.com.
Each index is the property of FPS, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the indices. The indices are not sponsored by S&P Dow Jones Indices LLC or its affiliates or its third party licensors, including Standard & Poor’s Financial Services LLC and Dow Jones
Trademark Holdings LLC (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the indices. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by FPS. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC, and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.
The fund based on the index is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices. S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the indices to track general market performance. S&P Dow Jones Indices’ only relationship to FPS with respect to the indices is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices, and the provision of the calculation services related to the indices. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund may be converted into cash or other redemption mechanics. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the

Prospectus	24

fund. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FPS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN
CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.
FPS is the index provider. FPS is an affiliated person of the fund’s investment adviser and as such is an affiliated index provider. FPS makes no representation or warranty, express or implied, to the owners of shares of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the fund to track the indices or of the ability of the indices to operate as designed. FPS has no obligation to take the needs of the fund or the owners of shares of the fund into consideration in determining, composing, or calculating the indices. FPS does not make any express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the indices or any data included therein. FPS does not guarantee the accuracy, completeness, or performance of any index or the data included therein and shall have no liability in connection with any index or index calculation, errors, omissions or interruptions of any Fidelity index or any data included therein. FPS has contracted with an independent calculation agent to calculate each index. Without limiting any of the foregoing, in no event shall FPS have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the indices, even if notified of the possibility of such damages.

25	Prospectus

You can obtain additional information about the fund. A description of the fund’s policies and procedures for disclosing its holdings is available in its SAI and on Fidelity’s web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). A financial report will be available once the fund has completed its first annual or semi-annual period. The fund’s annual and semi-annual reports also include additional information. The fund’s annual report includes a discussion of the fund’s holdings and recent market conditions and the fund’s investment strategies that affected performance.
For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1‑800‑FIDELITY. In addition, you may visit Fidelity’s web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund’s annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e‑mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1‑202‑551‑8090 for information on the operation of the SEC’s Public Reference Room.
Investment Company Act of 1940, File Number(s), 811‑07319
FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202‑371‑8300.
Fidelity Investments & Pyramid Design and Fidelity are registered service marks of FMR LLC. © 2022 FMR LLC. All rights reserved.
Fidelity Metaverse Index is a service mark of FMR LLC.
The Nasdaq Stock Market® is a registered trademark of Nasdaq, Inc.
Any third-party marks that may appear above are the marks of their respective owners.

1.9904976.101	MET‑PRO‑0422

Fund	Ticker

Fidelity® Metaverse ETF	FMET

Fund of Fidelity Covington Trust

STATEMENT OF ADDITIONAL INFORMATION

Principal U.S. Listing Exchange: The Nasdaq Stock Market®

April 12, 2022

This statement of additional information (SAI) is not a prospectus. An annual report for the fund will be available once the fund has completed its first annual period.

To obtain a free additional copy of the prospectus or SAI, dated April 12, 2022, please call Fidelity at 1-800-FIDELITY or visit Fidelity’s web site at www.fidelity.com.

MET-PTB-0422

1.9904977.101

245 Summer Street, Boston, MA 02210

GENERAL DESCRIPTION OF THE FUND(S)

The fund is an exchange-traded fund that seeks to provide investment results that correspond, before fees and expenses, generally to the returns of a specified index. The fund issues and redeems shares on a continuous basis at net asset value per share (NAV) in aggregations of a specified number of shares called “Creation Units.” Creation Units are issued in exchange for portfolio securities and/or cash. Shares are listed and traded on an exchange. Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and in exchange for portfolio securities and/or cash. Shareholders who are not Authorized Participants (as defined herein), therefore, will not be able to purchase or redeem shares directly with or from the fund. Instead, most shareholders who are not Authorized Participants will buy and sell shares in the secondary market through a broker.

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund’s investment policies and limitations.

The fund’s fundamental investment policies and limitations cannot be changed without approval by a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are the fund’s fundamental investment limitations set forth in their entirety.

Senior Securities

The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

Borrowing

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

The fund will invest more than 25% of its total assets in securities of issuers in a particular industry to approximately the same extent that the fund’s index concentrates in the securities of issuers in a particular industry.

For purposes of the fund’s concentration limitation discussed above, securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities are not considered to be issued by members of any industry.

For purposes of the fund’s concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, Fidelity Management & Research Company LLC (FMR) looks through to the U.S. Government securities.

For purposes of the fund’s concentration limitation discussed above, with respect to any investment in Fidelity® Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

Real Estate

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

In order to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer or in the securities of certain publicly-traded partnerships and to invest at least 50% of its total assets so that (a) no more than 5% of the fund’s total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund’s taxable year.

Short Sales

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which Fidelity Management & Research Company LLC (FMR) or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund’s illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund’s net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to the fund’s fundamental and non-fundamental investment limitations discussed above:

In order to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For the fund’s policies and limitations on futures and options transactions, see “Investment Policies and Limitations – Futures, Options, and Swaps.”

The following pages contain more detailed information about types of instruments in which the fund may invest, techniques the fund’s adviser (or a sub-adviser) may employ in pursuit of the fund’s investment objective, and a summary of related risks. The fund’s adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, the fund’s adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

On the following pages in this section titled “Investment Policies and Limitations,” and except as otherwise indicated, references to “an adviser” or “the adviser” may relate to the fund’s adviser or a sub-adviser, as applicable.

Affiliated Bank Transactions. A Fidelity® fund may engage in transactions with financial institutions that are, or may be considered to be, “affiliated persons” of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Borrowing. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity® funds and other advisory clients only) shares of Fidelity® central funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity® funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees. The investment results of the portions of a Fidelity® fund’s assets invested in the central funds will be based upon the investment results of those funds.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion. The Adviser, on behalf of the Fidelity® fund to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to the fund’s operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, the adviser does not expect to register as a CPO of the fund. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund’s investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable. For purposes of a Fidelity® fund’s policies related to investment in common stock Fidelity considers depositary receipts evidencing ownership of common stock to be common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Disruption to Financial Markets and Related Government Intervention. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund’s ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund’s ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund’s portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

Exchange Traded Funds (ETFs) are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments. An ETF may seek to replicate the performance of a specific index or may be actively managed.

Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called “short ETFs” or “bear ETFs”), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks of shares often called “creation units” by persons other than a fund, and are redeemed principally in-kind at each day’s next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund’s purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF’s operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF’s underlying assets to the index or other benchmark); and the risk that because an ETF that tracks an index is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs “reset” daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs) are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN’s returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer’s credit rating. As a result, there may be times when an ETN’s share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, a fund’s adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund’s adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through payments in U.S. dollars rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A “settlement hedge” or “transaction hedge” is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser’s skill in analyzing currency values. Currency management strategies may substantially change a fund’s investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency’s value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency’s appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency’s value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund’s hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a “regulated investment company” under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. A fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. There is no assurance that an adviser’s use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund’s investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Fund’s Rights as an Investor. Fidelity® funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company’s management, board of directors, and shareholders, and holders of a company’s other securities when such matters could have a significant effect on the value of the fund’s investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company’s corporate structure or business activities; seeking changes in a company’s directors or management; seeking changes in a company’s direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. A fund’s proxy voting guidelines are included in its SAI.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser’s analysis of many economic and mathematical factors and a fund’s return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund’s ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

The fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The policies and limitations regarding the fund’s investments in futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit “initial margin” with a futures broker, known as a futures commission merchant, when the contract is entered into. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. This process of “marking to market” will be reflected in the daily calculation of open positions computed in a fund’s NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund’s investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the futures commission merchant of the amount one would owe the other if the fund’s contract expired. In the event of the bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the futures commission merchant’s other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund’s access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund’s current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund’s other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund’s investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund’s futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund’s holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument’s price falls substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument’s price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument’s price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to a futures commission merchant as described above for futures contracts.

If the underlying instrument’s price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument’s price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument’s price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option’s underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in price increases and, if a call writer does not hold the underlying instrument, a call writer’s loss is theoretically unlimited.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund’s access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund’s use of options on swaps will be successful in furthering its investment objective will depend on the adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in “Swap Agreements.”

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund’s current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund’s other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund’s investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund’s options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay a fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to hedge its exposure effectively, a fund would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

Swap agreements allow a fund to acquire or reduce credit exposure to a particular issuer, asset, or basket of assets. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If the creditworthiness of a fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund and impairing the fund’s correlation with its applicable index. Although there can be no assurance that a fund will be able to do so, a fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another more creditworthy party.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Hybrid and Preferred Securities. A hybrid security may be a debt security, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which the value of the interest on or principal of which is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, index, or business entity such as a financial institution). Another example is contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer’s capital ratio falls below a predetermined trigger level. The liquidation value of such a security may be reduced upon a regulatory action and without the need for a bankruptcy proceeding. Preferred securities may take the form of preferred stock and represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds generally take precedence over the claims of those who own preferred and common stock.

The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time. In addition, because hybrid and preferred securities may be traded over-the-counter or in bilateral transactions with the issuer of the security, hybrid and preferred securities may be subject to the creditworthiness of the counterparty of the security and their values may decline substantially if the counterparty’s creditworthiness deteriorates. In addition, uncertainty regarding the tax and regulatory treatment of hybrid and preferred securities may reduce demand for such securities and tax and regulatory considerations may limit the extent of a fund’s investments in certain hybrid and preferred securities.

Illiquid Investments means any investment that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Difficulty in selling or disposing of illiquid investments may result in a loss or may be costly to a fund. Illiquid securities may include (1) repurchase agreements maturing in more than seven days without demand/redemption features, (2) OTC options and certain other derivatives, (3) private placements, (4) securities traded on markets and exchanges with structural constraints, and (5) loan participations.

Under the supervision of the Board of Trustees, a Fidelity® fund’s adviser classifies the liquidity of the fund’s investments and monitors the extent of funds’ illiquid investments.

Various market, trading and investment-specific factors may be considered in determining the liquidity of a fund’s investments including, but not limited to (1) the existence of an active trading market, (2) the nature of the security and the market in which it trades, (3) the number, diversity, and quality of dealers and prospective purchasers in the marketplace, (4) the frequency, volume, and volatility of trade and price quotations, (5) bid-ask spreads, (6) dates of issuance and maturity, (7) demand, put or tender features, and (8) restrictions on trading or transferring the investment.

Fidelity classifies certain investments as illiquid based upon these criteria. Fidelity also monitors for certain market, trading and investment-specific events that may cause Fidelity to re-evaluate an investment’s liquidity status and may lead to an investment being classified as illiquid. In addition, Fidelity uses a third-party to assist with the liquidity classifications of the fund’s investments, which includes calculating the time to sell and settle a specified size position in a particular investment without the sale significantly changing the market value of the investment.

Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor’s Ratings Services lowered its long-term sovereign credit rating on the United States one level to “AA+” from “AAA.” While Standard & Poor’s Ratings Services affirmed the United States’ short-term sovereign credit rating as “A-1+,” there is no guarantee that Standard & Poor’s Ratings Services will not decide to lower this rating in the future. Standard & Poor’s Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor’s Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer’s securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund’s ability to terminate a transaction or obtain related assets or collateral in a timely fashion. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a Fidelity® fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A Fidelity® fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity® fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day’s notice. A Fidelity® fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody’s Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund’s adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative.

Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.

For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the “issuer” of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund’s shareholders.

Real Estate Investment Trusts (REITs). Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity® fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund’s adviser.

Restricted Securities (including Private Placements) are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities, including private placements of private and public companies, generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity® fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund’s adviser. Such transactions may increase fluctuations in the market value of a fund’s assets and, if applicable, a fund’s yield, and may be viewed as a form of leverage.

Securities Lending. A Fidelity® fund may lend securities to parties such as broker-dealers or other institutions, including an affiliate, National Financial Services LLC (NFS). Fidelity® funds for which Geode Capital Management, LLC (Geode) serves as sub-adviser will not lend securities to Geode or its affiliates. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. For a Fidelity® fund, loans will be made only to parties deemed by the fund’s adviser to be in good standing and when, in the adviser’s judgment, the income earned would justify the risks.

The Fidelity® funds have retained agents, including NFS, an affiliate of the funds, to act as securities lending agent. If NFS acts as securities lending agent for a fund, it is subject to the overall supervision of the fund’s adviser, and NFS will administer the lending program in accordance with guidelines approved by the fund’s Trustees.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as “acquired fund fees and expenses” and may appear as a separate line item in a fund’s prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund’s long-term returns on such securities will be diminished.

A fund’s ability to invest in securities of other investment companies may be limited by federal securities laws. To the extent a fund acquires securities issued by unaffiliated investment companies, the Adviser’s access to information regarding such underlying fund’s portfolio may be limited and subject to such fund’s policies regarding disclosure of fund holdings.

A fund that seeks to track the performance of a particular index could invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

Short Sales “Against the Box” are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Special Purpose Acquisition Companies (“SPACs”). A fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities that pool money to seek potential acquisition opportunities. SPACs are collective investment structures formed to raise money in an initial public offering for the purpose of merging with or acquiring one or more operating companies (the “de-SPAC Transaction”). Until an acquisition is completed, a SPAC generally invests its assets in US government securities, money market securities and cash. In connection with a de-SPAC Transaction, the SPAC may complete a PIPE (private investment in public equity) offering with certain investors. A fund may enter into a contingent commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its de-SPAC Transaction.

Because SPACs do not have an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. An investment in a SPAC is subject to a variety of risks, including that (i) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (ii) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (iii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time; (iv) no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving a fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the fund believes is the SPAC interest’s intrinsic value; (v) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of shareholders; (vi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (vii) the warrants or other rights with respect to the SPAC held by a fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (viii) a fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; and (ix) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction.

Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold, but only pursuant to an effective registration statement or other exemption from registration. The securities issued by a SPAC, which are typically traded either in the over-the-counter market or on an exchange, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.

Structured Securities (also called “structured notes”) are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty’s creditworthiness deteriorates.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity® fund may pass through a series of demand deposit bank accounts before being held at the fund’s custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the fund when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the fund. The fund faces the risk of loss of these balances if the bank becomes insolvent.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund’s dividend, a portion of the difference between a zero coupon bond’s purchase price and its face value is considered income.

In addition to the investment policies and limitations discussed above, a fund is subject to the additional operational risk discussed below.

Considerations Regarding Cybersecurity. With the increased use of technologies such as the Internet to conduct business, a fund’s service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a fund’s manager, any sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

While a fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a fund or its shareholders. A fund and its shareholders could be negatively impacted as a result.

EXCHANGE TRADED FUND RISKS

Continuous Offering. The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with Fidelity Distributors Company LLC (FDC), the fund’s distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares of the fund, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the 1933 Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to shares of the fund are reminded that, under Rule 153 under the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available from the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Listing and Trading. Shares of the fund have been approved for listing and trading on an exchange. The fund’s shares trade on an exchange at prices that may differ to some degree from their NAV. The listing exchange may remove the fund’s shares from listing if (i) following the initial 12-month period beginning upon the commencement of trading of the fund, there are fewer than 50 beneficial owners of the fund’s shares; (ii) the listing exchange becomes aware that the fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (iii) the fund no longer complies with certain listing exchange rules; or (iv) such other event shall occur or condition exists that, in the opinion of the listing exchange, makes further dealings on the exchange inadvisable. The listing exchange will remove the fund’s shares from listing and trading upon termination of the trust. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund’s shares will continue to be met.

As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that such a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the fund’s shares will be adversely affected if trading markets for the fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

SPECIAL GEOGRAPHIC CONSIDERATIONS

Emerging Markets. Investments in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less oversight and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors, restrict an investor’s ability to sell or redeem securities, decide to suspend or limit an issuer’s ability to make dividend or interest payments; and/or may limit or entirely restrict repatriation of invested capital, profits, and dividends; (v) capital gains may be subject to local taxation, including on a retroactive basis; (vi) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (vii) investors may experience difficulty in enforcing legal claims related to the securities, shareholder claims common in the United States may not exist in emerging markets, and/or local judges may favor the interests of the issuer over those of foreign investors; (viii) U.S. authorities may be unable to investigate, bring, or enforce actions against non-U.S. companies and non-U.S. persons; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities; and (xi) infrequent financial reporting, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. In addition, unlike developed countries, many emerging countries’ economic growth highly depends on exports and inflows of external capital, making them more vulnerable to the downturns of the world economy. The enduring low growth in the global economy has weakened the global demand for emerging market exports and tightened international credit supplies, highlighting the sensitivity of emerging economies to the performance of their trading partners. Developing countries may also face disproportionately large exposure to the negative effects of climate change, due to both geography and a lack of access to technology to adapt to its effects, which could include increased frequency and severity of natural disasters and extreme weather events such as droughts, rising sea levels, decreased crop yields, and increased spread of disease, all of which could harm performance of affected economies. Given the particular vulnerability of emerging market countries to the effects of climate change, disruptions in international efforts to address climate-related issues may have a disproportionate impact on developing countries.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret or laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak, not enforced consistently, or non-existent. Sudden changes in governments or the transition of regimes may result in policies that are less favorable to investors such as the imposition of price controls or policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

The United States, other nations, or other governmental entities (including supranational entities) could impose sanctions on a country involved in such conflicts that limit or restrict foreign investment, the movement of assets or other economic activity in that country. In addition, an imposition of sanctions upon certain issuers in a country could have a materially adverse effect on the value of such companies’ securities, delay a fund’s ability to exercise certain rights as security holder, and/or impair a fund’s ability to meet its investment objectives. A fund may be prohibited from investing in securities issued by companies subject to such sanctions and may be required to freeze its existing investments in those companies, prohibiting the fund from selling or otherwise transacting in these investments. Such sanctions, or other intergovernmental actions that may be taken in the future, may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of impacted company stocks.

Many emerging market countries in which a fund may invest lack the social, political, and economic stability characteristic exhibited by developed countries. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, governmental corruption, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation (or taxes on foreign investments); and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves, which has resulted in some governments restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial relative to their actual market values.

Governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs that cause huge budget deficits. Often, interest payments have become too overwhelming for these governments to meet, as these payments may represent a large percentage of a country’s total GDP. Accordingly, these foreign obligations have become the subject of political debate within emerging market countries, which has resulted in internal pressure for such governments to not make payments to foreign creditors, but instead to use these funds for social programs. As a result of either an inability to pay or submission to political pressure, the governments sought to restructure their loan and/or bond obligations, have declared a temporary suspension of interest payments, or defaulted (in part or full) on their outstanding debt obligations. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well. Emerging markets have also benefited from continued monetary policies adopted by the central banks of developed countries. After a period of continuously raising interest rates, the U.S. Federal Reserve and central banks in other developed countries have reduced interest rates to historically low levels. To the extent the Federal Reserve Board maintains near zero rates, emerging market economies may benefit.

In addition to their continued reliance on international capital markets, many emerging economies are also highly dependent on international trade and exports, including exports of oil and other commodities. As a result, these economies are particularly vulnerable to downturns of the world economy. In recent years, emerging market economies have been subject to tightened international credit supplies and weakened global demand for their exports and, as a result, certain of these economies faced significant difficulties and some economies face recessionary concerns. Over the last decade, emerging market countries, and companies domiciled in such countries, have acquired significant debt levels. Any increase in U.S. interest rates could restrict the access to relatively inexpensive credit supplies and jeopardize the ability of emerging market countries to pay their respective debt service obligations. Although certain emerging market economies have shown signs of growth and recovery, continued growth is dependent on the uncertain economic outlook of China, Japan, the European Union, and the United States. The reduced demand for exports and lack of available capital for investment resulting from the European debt crisis, a slowdown in China, the effects of the COVID-19 pandemic, and persistent low growth in the global economy may inhibit growth for emerging market countries.

Canada.

Political. Canada’s parliamentary system of government is, in general, stable. Quebec does have a “separatist” opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers for the province. To date, referendums on Quebec sovereignty have not been successful. If a referendum in favor of the independence of Quebec were successful, the Canadian federal government may be obliged to negotiate with Quebec.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, events affecting the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada’s largest trading partner and developments in economic policy and U.S. market conditions have a significant impact on the Canadian economy. The economic and financial integration of the United States, Canada, and Mexico through the United States-Mexico-Canada Agreement (USMCA) (which replaced the North American Free Trade Agreement effective July 1, 2020) may make the Canadian economy and securities market more sensitive to North American trade patterns. Any disruption in the continued operation of USMCA may have a significant and adverse impact on Canada’s economic outlook and the value of a fund’s investments in Canada.

Growth has continued to slow in recent years for certain sectors of the Canadian economy, particularly energy extraction and manufacturing. Forecasts on growth remain modest, especially as the prices for commodities, in particular oil, have fallen in recent years, adversely affecting the Canadian economy. Furthermore, enduring volatility in the strength of the Canadian dollar may negatively impact Canada’s ability to export, which could limit Canada’s economic growth.

Europe. The European Union (EU) is an intergovernmental and supranational union of European countries spanning the continent, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a common trade policy. In order to further the integration of the economies of member states, member states established, among other things, the European Economic and Monetary Union (EMU), a collection of policies that set out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. While all EU member states participate in the economic union, only certain EU member states have adopted the euro as their currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank (ECB).

While economic and monetary convergence in the EU may offer opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EU governing institutions may impose on its members or with which candidates for EMU membership are required to comply. Europe must grapple with a number of challenges, any one of which could threaten the sustained economic growth, regulatory efficiency, or political survival of the political and economic union. The countries adopting the euro must adjust to a unified monetary system, which has resulted in the loss of exchange rate flexibility and some degree of economic sovereignty. Europe’s economies are diverse, governance is decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the United States, and a number of countries continue to face abnormally high unemployment levels, particularly for younger workers, which could pose a political risk. Many EU nations are susceptible to the economic risks associated with high levels of debt. The EU continues to face major issues involving its membership, structure, procedures and policies, including the successful political, economic and social integration of new member states, the EU’s resettlement and distribution of refugees, and resolution of the EU’s problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. Over the last two decades, the EU has extended its membership and influence to the countries of Eastern Europe. It has accepted several Eastern European countries as new members, and has engaged with several other countries regarding future enlargement. Membership for these states is intended to, among other things, cement economic and political stability across the region. For these countries, membership serves as a strong political impetus to engage in regulatory and political reforms and to employ tight fiscal and monetary policies. Nevertheless, certain new member states, particularly former satellites of the former Soviet Union, remain burdened to various extents by certain infrastructural, bureaucratic, and business inefficiencies inherited from their history of economic central planning. Further expansion of the EU has long-term economic benefits for both member states and potential expansion candidates. However, certain European countries are not viewed as currently suitable for membership, especially countries further east with less developed economies. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. The growth of nationalist and populist parties in both national legislatures and the European Parliament may further threaten enlargement, and impede both national and supranational governance.

An increasingly assertive Russia poses its own set of risks for the EU. Opposition to EU expansion to members of the former Soviet bloc may prompt more intervention by Russia in the affairs of its neighbors, as seen in Ukraine since 2014 and Georgia in 2008. This interventionist stance may carry various negative consequences, including direct effects, such as export restrictions on Russia’s natural resources, Russian support for separatist groups or pro-Russian parties located in EU countries, Russian interference in the internal political affairs of current or potential EU members or of the EU itself, externalities of ongoing conflict, such as an influx of refugees from Ukraine and Syria, or collateral damage to foreign assets in conflict zones, all of which could negatively impact EU economic activity.

It is possible that, as wealth and income inequality grow both within and between individual member states, socioeconomic and political tensions may be exacerbated. The potential direct and indirect consequences of this growing gap may be substantial.

The transition to a more unified economic system also brings significant uncertainty. Significant political decisions will be made that may affect market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications, that may have unpredictable effects on member states and companies within those states.

The influx of migrants and asylum seekers, primarily from Africa, the Middle East and Venezuela, also poses certain risks to the EU. Ongoing conflicts around the world, particularly the civil war in Syria, violence and political instability in Venezuela, and economic hardship across Africa and the developing world have produced an outflow of refugees and migrants seeking resettlement in the EU. Resettlement itself may be costly for individual member states, particularly those border countries on the periphery of the EU where migrants first enter. In addition, pressing questions over accepting, processing and distributing migrants have been a significant source of intergovernmental disagreements and could pose significant dangers to the integrity of the EU.

Economic. As economic conditions across member states may vary widely, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member states. Member states must maintain tight control over inflation, public debt, and budget deficits in order to qualify for participation in the euro. These requirements severely limit EMU member states’ ability to implement fiscal policy to address regional economic conditions. Moreover, member states that use the euro cannot devalue their currencies in the face of economic downturn, precluding them from stoking inflation to reduce their real debt burden and potentially rendering their exports less competitive.

The United Kingdom (UK) left the European Union (EU) on January 31, 2020 and entered an 11-month transition period, ending on December 31, 2020. Significant economic and regulatory uncertainty caused by the UK’s exit from the EU has resulted in volatile markets for the UK and broader international financial markets. While the long-term effects of Brexit remain unclear, in the short term, financial markets may experience, among other things, greater volatility and/or illiquidity, currency fluctuations, and a decline in cross-border investment between the UK and the EU. The effects of Brexit will depend, in part, on the existence and scope of a trade deal between the UK and the EU and the agreements (if any) the UK negotiates to retain long-term access to EU markets as well as the UK’s trade deal negotiations with other non-EU countries. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the UK determines which EU laws to replicate or replace. The impact of Brexit on the UK and in global markets as well as any associated adverse consequences remains unclear, and the uncertainty may have a significant negative effect on the value of a fund’s investments. Trade with the EU on World Trade Organization rules could result in significant tariffs for both sides as well as customs and regulatory checks on borders thus impacting cross-border trade. While it is not currently possible to determine the extent of the impact that Brexit may have on a fund’s investments, certain measures are being proposed and/or will be introduced, at the EU level or at the member state level, which are designed to minimize disruption in the financial markets. Notwithstanding the foregoing the continued uncertainty could negatively impact a fund’s investments.

The global financial crisis of 2008-2009 brought several small countries in Europe to the brink of sovereign default. Many other economies fell into recession, decreasing tax receipts and widening budget deficits. In response, many countries of Europe have implemented fiscal austerity, decreasing discretionary spending in an attempt to decrease their budget deficits. However, many European governments continue to face high levels of public debt and substantial budget deficits, some with shrinking government expenditures, which hinder economic growth in the region and may still threaten the continued viability of the EMU. Due to these large public deficits, some European issuers may continue to have difficulty accessing capital and may be dependent on emergency assistance from European governments and institutions to avoid defaulting on their outstanding debt obligations. The availability of such assistance, however, may be contingent on an issuer’s implementation of certain reforms or reaching a required level of performance, which may increase the possibility of default. Such prospects could inject significant volatility into European markets, which may reduce the liquidity or value of a fund’s investments in the region. Likewise, the high levels of public debt raise the possibility that certain European issuers may be forced to restructure their debt obligations, which could cause a fund to lose the value of its investments in any such issuer.

The legacy of the global financial crisis of 2008-2009, the European sovereign debt crisis, and the ongoing recession in parts of Europe have left the banking and financial sectors of many European countries weakened and, in some cases, fragile. Many institutions remain saddled with high default rates on loans, still hold assets of indeterminate value, and have been forced to maintain higher capital reserves under new regulations. This has led to decreased returns from finance and banking directly, and has constricted the sector’s ability to lend, thus potentially reducing future returns and constricting economic growth. The ECB has sought to spur economic growth and ward off deflation by engaging in quantitative easing, lowering the ECB’s benchmark rate into negative territory, and opening a liquidity channel to encourage bank lending. Most recently, in September 2019, the ECB announced a new bond-buying program and changed its targeted long-term refinancing rate to provide more favorable bank lending conditions. In response to the economic consequences of the COVID-19 pandemic, the ECB has significantly increased bond purchases. It is uncertain whether and to what extent the ECB will continue these bond purchase efforts or what impact these efforts will have on the banking and financial sectors of member states.

Ongoing regulatory uncertainty could have a negative effect on the value of a fund’s investments in the region. Governments across the EMU are facing increasing opposition to certain measures taken in response to the recent economic crises. In light of such uncertainty, the risk that certain member states will abandon the euro persists, and any such occurrence would likely have wide-ranging effects on global markets that are difficult to predict. However, these effects would likely have a negative impact on a fund’s investments in the region.

Although some European economies have begun to show more sustained economic growth, the ongoing debt crisis, political and regulatory responses to the financial crisis, the effects of the COVID-19 pandemic, and uncertainty over the future of the EMU and the EU itself may continue to limit short-term growth and economic recovery in the region. Some countries have experienced prolonged stagnation or returns to recession, raising the possibility that other European economies could follow suit. Economic challenges facing the region include high levels of public debt, significant rates of unemployment, aging populations, heavy regulation of non-financial businesses, persistent trade deficits, rigid labor markets, and inability to access credit. Although certain of these challenges may weigh more heavily on some European economies than others, the economic integration of the region increases the likelihood that an economic downturn in one country may spread to others. Should Europe fall into another recession, the value of a fund’s investments in the region may be affected.

Currency. Investing in euro-denominated securities (or securities denominated in other European currencies) entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. In addition, many European countries rely heavily upon export-dependent businesses and significant change in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits and the performance of EU investments. If one or more countries abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly. In addition, foreign exchange markets have recently experienced sustained periods of high volatility, subjecting a fund’s foreign investments to additional risks.

Nordic Countries. The Nordic countries – Iceland, Denmark, Finland, Norway, and Sweden – relate to European integration in different ways. Norway and Iceland are outside the EU, although they are members of the European Economic Area. Denmark, Finland, and Sweden are EU members, but only Finland has adopted the euro as its currency, while Denmark has pegged its currency to the euro. Faced with stronger global competition, some Nordic countries have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Economic growth in many Nordic countries continues to be constrained by tight labor markets and adverse European and global economic conditions, particularly the volatility in global commodity demand. The Nordic countries’ manufacturing sector has experienced continued contraction due to outsourcing and flagging demand, spurring increasing unemployment. Furthermore, the protracted recovery due to the ongoing European debt crisis and persistent low growth in the global economy may limit the growth prospects of the Nordic economies.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. Investments in Eastern European countries may involve risks of nationalization, expropriation, and confiscatory taxation.

Eastern European countries continue to move towards market economies at different paces with varying characteristics. Many Eastern European markets suffer from thin trading activity, dubious investor protections, and often a lack of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political, regulatory, or transfer risk may give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Western Europe and Russia and may suffer heavy losses as a result of their trading and investment links to these economies and their currencies. In particular, the disruption to the Russian economy as a result of sanctions imposed by the United States and EU in connection with Russia’s involvement in Ukraine may hurt Eastern European economies with close trade links to Russia. Russia may also attempt to directly assert its influence in the region through coercive use of its economic, military, and natural resources.

In some of the countries of Eastern Europe, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of Western market economies, little or no experience in trading in securities, weak or nonexistent accounting or financial reporting standards, a lack of banking and securities infrastructure to handle such trading and a legal tradition without strongly defined property rights. Due to the value of trade and investment between Western Europe and Eastern Europe, credit and debt issues and other economic difficulties affecting Western Europe and its financial institutions can negatively affect Eastern European countries.

Eastern European economies may also be particularly susceptible to the volatility of the international credit market due to their reliance on bank related inflows of foreign capital. Although many Eastern European economies have experienced modest growth for several periods due, in part, to external demand, tighter labor markets, and the attraction of foreign investment, major challenges persist as a result of their continued dependence on Western European countries for credit and trade. Accordingly, the European crisis may present serious risks for Eastern European economies, which may have a negative effect on a fund’s investments in the region.

Several Eastern European countries on the periphery of the EU have recently been the destination for a surge of refugees and migrants fleeing global conflict zones, particularly the civil war in Syria and economic hardship across Africa and the developing world. While these countries have borne many of the direct costs of managing the flow of refugees and migrants seeking resettlement in Europe, they have also faced significant international criticism over their treatment of migrants and refugees which may affect foreign investor confidence in the attractiveness of such markets.

Japan. Japan continues to recover from recurring recessionary forces that have negatively impacted Japan’s economic growth over the last decade. Despite signs of economic growth in recent years, Japan is still vulnerable to persistent underlying systemic risks. For instance, Japan continues to face massive government debt, an aging and shrinking of the population, an uncertain financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major long-term problems of the Japanese economy.

Overseas trade is important to Japan’s economy and its economic growth is significantly driven by its exports. Meanwhile, Japan’s aging and shrinking population increases the cost of the country’s pension and public welfare system and lowers domestic demand, making Japan more dependent on exports to sustain its economy. Therefore, any developments that negatively affect Japan’s exports could present risks to a fund’s investments in Japan. For example, domestic or foreign trade sanctions or other protectionist measures could harm Japan’s economy. In addition, currency fluctuations may also significantly affect Japan’s economy, as a stronger yen would negatively impact Japan’s ability to export. Likewise, any escalation of tensions in the region, including disruptions caused by political tensions with North Korea or territorial disputes with Japan’s major trading partners, may adversely impact Japan’s economic outlook. In particular, Japan is heavily dependent on oil imports, and higher commodity prices could have a negative impact on its economy. Japan is also particularly susceptible to the effects of declining growth rates in China, Japan’s largest export market. Given that China is a large importer of Japanese goods and is a significant source of global economic growth, a continued Chinese slowdown may negatively impact Japanese economic growth both directly and indirectly. Similarly, the European debt crisis, the effects of the COVID-19 pandemic, and persistent low growth in the global economy could present additional risks to a fund’s investments in Japan.

Japan’s economic recovery has been affected by economic stress resulting from a number of natural disasters, including disasters that caused damage to nuclear power plants in the region, which have introduced volatility into Japan’s financial markets. In response to these events, the government has injected capital into the economy and reconstruction efforts in disaster-affected areas in order to stimulate economic growth. The risks of natural disasters of varying degrees, such as earthquakes and tsunamis, continue to persist. The full extent of the impact of recurring natural disasters on Japan’s economy and foreign investment in Japan is difficult to estimate.

Although Japanese banks are stable, maintaining large capital bases, they continue to face difficulties generating profits. In recent years, Japan has employed a program of monetary loosening, fiscal stimulus, and growth-oriented structural reform, which has generated limited success in raising growth rates. Although Japan’s central bank has continued its quantitative easing program, there is no guarantee such efforts will be sufficient or that additional stimulus policies will not be necessary in the future. Furthermore, the long term potential of this strategy remains uncertain, as the first of two planned increases in Japan’s consumption tax resulted in a decline in consumption and the effect of the second increase remains to be seen.

Asia Pacific Region (ex Japan). Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include military threats on the Korean peninsula and along the Taiwan Strait, the ethnic, sectarian, extremist, and/or separatist violence found in Indonesia and the Philippines, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region. In addition, the Asia Pacific geographic region has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the economy of any country in the region. Natural disasters may become more frequent and severe as a result of global climate change. Given the particular vulnerability of the region to the effects of climate change, disruptions in international efforts to address climate-related issues may have a disproportionate impact on a fund’s investments in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States,

Japan, China, and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. Many countries in the region are economically reliant on a wide range of commodity exports. Consequently, countries in this region have been adversely affected by the persistent volatility in global commodity prices and are particularly susceptible to declines in growth rates in China. The Australian and New Zealand economies are also heavily dependent on the economies of China and other Asian countries. Countries in this region have experienced high debt levels, an issue that is being compounded by weakened local currencies. Although the economies of many countries in the region have exhibited signs of growth, such improvements, if sustained, may be gradual. Significantly, the Australian economy has declined over the past year and the Reserve Bank of Australia recently cut interest rates to an all-time low in response to a reduction in consumption brought on, in part, by a downturn in the property market and rising levels in unemployment. The Reserve Bank of Australia cut rates further in response to the economic effects of the COVID-19 pandemic. Any growth experienced in the region may be limited or hindered by the reduced demand for exports due to a continued economic slowdown in China, which could significantly reduce demand for the natural resources many Asia Pacific economies export. Because China has been such a major source of demand for raw materials and a supplier of foreign direct investment to exporting economies, the slowdown of the Chinese economy could significantly affect regional growth. In addition, the trading relationship between China and a number of Asia Pacific countries has been strained by the geopolitical conflict created by competing territorial claims in the South China Sea, which has created diplomatic tension in the region that may adversely impact the economies of the affected countries. Regional growth may also be limited by lack of available capital for investment resulting from the European debt crisis and persistent low growth in the global economy, as well as increases in interest rates and the tapering of other monetary policies adopted by the central banks of developed countries.

The Republic of Korea (South Korea). Investing in South Korea involves risks not typically associated with investing in the U.S. securities markets. Investments in South Korea are, in part, dependent on the maintenance of peaceful relations with North Korea, on both a bilateral and global basis. Relations between the two countries remain tense, as exemplified in periodic acts of hostility, and the possibility of serious military engagement still exists. Any escalation in hostility, initiation of military conflict, or collateral consequences of internal instability within North Korea would likely cause a substantial disruption in South Korea’s economy, as well as the region as a whole.

South Korea’s economic reliance on international trade makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation, and vulnerable to downturns of the world economy. South Korea has experienced modest economic growth in recent years, such continued growth may slow due, in part, to a continued economic slowdown in China. South Korea is particularly sensitive to the economic volatility of its four largest export markets (the European Union, Japan, United States, and China), which all face varying degrees of economic uncertainty, including persistent low growth rates. The economic weakness of South Korea’s most important trading partners could stifle demand for South Korean exports and damage its own economic growth outlook. In particular, given that China is both a large importer of South Korean goods and a significant source of global demand, a continued Chinese slowdown may, directly or indirectly, negatively impact South Korean economic growth. The South Korean economy’s long-term challenges include a rapidly aging population, inflexible labor market, dominance of large conglomerates, and overdependence on exports to drive economic growth.

China Region. The China Region encompasses the People’s Republic of China, Taiwan, and Hong Kong. The region is highly interconnected and interdependent, with relationships and tensions built on trade, finance, culture, and politics. The economic success of China will continue to have an outsized influence on the growth and prosperity of both Taiwan and Hong Kong.

Although the People’s Republic of China has experienced three decades of unprecedented growth, it now faces a slowing economy that is due, in part, to China’s effort to shift away from an export-driven economy. Other contributing factors to the slowdown include lower-than-expected industrial output growth, reductions in consumer spending, and a decline in the real estate market, which many observers believed to be inflated. Further, local governments, which had borrowed heavily to bolster growth, face high debt burdens and limited revenue sources. Demand for Chinese exports by Western countries, including the United States and Europe, may weaken due to the effects of weakened economic growth in those countries resulting from the European debt crisis and persistent low growth in the global economy. Additionally, Chinese land reclamation projects, actions to lay claim to disputed islands, and China’s attempt to assert territorial claims in the South China Sea have caused strains in China’s relationship with various regional trading partners, and could cause further disruption to regional trade. In the long term, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of foreign investment in China.

Hong Kong is closely tied to China, economically and politically, following the United Kingdom’s 1997 handover of the former colony to China to be governed as a Special Administrative Region. Changes to Hong Kong’s legal, financial, and monetary system could negatively impact its economic prospects. Hong Kong’s evolving relationship with the central government in Beijing has been a source of political unrest and may result in economic disruption.

Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan. Taiwan’s political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China. Although economic and political relations have both improved, Taiwan remains vulnerable to both Chinese territorial ambitions and economic downturns.

In addition to the risks inherent in investing in the emerging markets, the risks of investing in China, Hong Kong, and Taiwan merit special consideration.

People’s Republic of China. China’s economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned or controlled by the Chinese government. The government continues to exercise significant control over regulating industrial development and, ultimately, control over China’s economic growth, both through direct involvement in the market through state owned enterprises, and indirectly by allocating resources, controlling access to credit, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.

After many years of steady growth, the growth rate of China’s economy has declined relative to prior years. Although this slowdown may have been influenced by the government’s desire to stop certain sectors from overheating, and to shift the economy from one based on low cost export manufacturing to a model driven more by domestic consumption, it holds significant economic, social and political risks. For one, the real estate market, once rapidly growing in major cities, has slowed down and may prompt government intervention to prevent collapse. Additionally, local government debt is still very high, and local governments have few viable means to raise revenue, especially with continued declines in demand for housing. Moreover, although China has tried to restructure its economy towards consumption, it remains heavily dependent on exports and is, therefore, susceptible to downturns abroad which may weaken demand for its exports and reduced foreign investments in the country. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the securities of Chinese issuers. In particular, the economy faces the prospect of prolonged weakness in demand for Chinese exports as its major trading partners, such as the United States, Japan, and Europe, continue to experience economic uncertainty stemming from the European debt crisis, the effects of the COVID-19 pandemic, and persistent low growth in the global economy, among other things. After a period of intensified concerns about trade tariffs and further escalation of the trade war between China and the United States, the two countries reached a trade agreement in January 2020. However, it is uncertain if the positive trend in U.S.-China trade relations will continue. If the countries reinstitute tariffs, it may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially negative impact to a fund. These kind of events and their consequences are difficult to predict and it is unclear whether future tariffs may be imposed or other escalating actions may be taken in the future. Over the long term, China’s aging infrastructure, worsening environmental conditions, rapid and inequitable urbanization, and quickly widening urban and rural income gap, which all carry political and economic implications, are among the country’s major challenges. China also faces problems of domestic unrest and provincial separatism. Additionally, the Chinese economy may be adversely affected by diplomatic developments, the imposition of economic sanctions, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

Chinese territorial claims are another source of tension and present risks to diplomatic and trade relations with certain of China’s regional trade partners. Actions by the Chinese government, such as its land reclamation projects, assertion of territorial claims in the South China Sea, and the establishment of an Air Defense Identification Zone over disputed islands, raises the fear of both accidental military conflict, and that Chinese territorial claims may result in international reprisal. Such a reprisal may reduce international demand for Chinese goods and services or cause a decline in foreign direct investment, both of which could have a negative effect on a fund’s investments in the securities of Chinese issuers.

As with all transition economies, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, constitutes a significant risk factor for investors. Since the late 1970s, Chinese legislative bodies have promulgated laws and regulations dealing with various economic matters such as foreign investment, corporate organization and governance, commerce, taxation, and trade. However, despite the expanding body of law in China, legal precedent and published court decisions based on these laws are limited and non-binding. The interpretation and enforcement of these laws and regulations are uncertain, and investments in China may not be subject to the same degree of legal protection as in other developed countries.

China continues to limit direct foreign investments generally in industries deemed important to national interests. Foreign investment in domestic securities is also subject to substantial restrictions, although Chinese regulators have begun to introduce new programs through which foreign investors can gain direct access to certain Chinese securities markets. For instance, Chinese regulators have implemented a program that will permit direct foreign investment in permissible products (which include cash bonds) traded on the China inter-bank bond market (CIBM) in compliance with the relevant rules established by applicable Chinese regulators. While CIBM is relatively large and trading volumes are generally high, the market remains subject to similar risks as fixed income securities markets in other developing countries. As foreign investment access to CIBM is relatively new and its rules may be materially amended as the program continues to develop, it is uncertain how this program will impact economic growth within China.

Securities listed on China’s two main stock exchanges are divided into two classes. One of the two classes is limited to domestic investors (and a small group of qualified international investors), while the other is available to both international and domestic investors. Although the Chinese government has announced plans to merge the two markets, it is uncertain whether and to what extent such a merger will take place. The existing bifurcated system raises liquidity and stability concerns.

Investments in securities listed and traded through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs (Stock Connect Programs) involve unique risks. The Stock Connect Programs are relatively new and there is no guarantee that they will continue. Trading through Stock Connect Programs is subject to daily quotas that limit the maximum daily net purchases and daily limits on permitted price fluctuations. Trading suspensions are more likely in these markets than in many other global equity markets. There can be no assurance that a liquid market on an exchange will exist. In addition, investments made through Stock Connect Programs are subject to comparatively untested trading, clearance and settlement procedures. Stock Connect Programs are available only on days when markets in both China and Hong Kong are open. A fund’s ownership interest in securities traded through the Stock Connect Programs will not be reflected directly, and thus a fund may have to rely on the ability or willingness of a third party to enforce its rights. Investments in Stock Connect Program A-shares are generally subject to Chinese securities regulations and listing rules, among other restrictions. Hong Kong investor compensation funds, which protect against trade defaults, are unavailable when investing through Stock Connect Programs. Uncertainties in Chinese tax rules could also result in unexpected tax liabilities for the fund.

Currency fluctuations could significantly affect China and its trading partners. China continues to exercise control over the value of its currency, rather than allowing the value of the currency to be determined by market forces. This type of currency regime may experience sudden and significant currency adjustments, which may adversely impact investment returns. One such currency adjustment occurred in 2015, in which China purposefully devalued the yuan in an effort to bolster economic growth. However, the government has taken steps to internationalize its currency. This policy change is driven, in part, by the government’s desire for the yuan’s continued inclusion in the basket of currencies that comprise the International Monetary Fund’s Special Drawing Rights.

Chinese companies, particularly those located in China, may be smaller and less seasoned. China may lack, or have different, accounting and financial reporting standards, which may result in the unavailability of material information about Chinese issuers. Moreover, the Public Company Accounting Oversight Board (PCAOB) has warned that it lacks the ability to inspect audit work and practices of PCAOB-registered auditing firms within China. PCAOB’s limited ability to oversee the operations of auditing firms within China may result in inaccurate or incomplete financial records of an issuer’s operations within China, which may negatively impact a fund’s investments in such companies.

Additionally, China’s stock market has experienced tumult and high volatility, which has prompted the Chinese government to implement a number of policies and restrictions with regards to the securities market. While China may take actions aimed at maintaining growth and stability in the stock market, investors in Chinese securities may be negatively affected by, among other things, disruptions in the ability to sell securities for compliance with investment objectives or when most advantageous given market conditions. It is not clear what the long-term effect of such policies would be on the securities market in China or whether additional actions by the government will occur in the future.

Hong Kong. In 1997, the United Kingdom handed over control of Hong Kong to the People’s Republic of China. Since that time, Hong Kong has been governed by a quasi-constitution known as the Basic Law, while defense and foreign affairs are the responsibility of the central government in Beijing. The chief executive of Hong Kong is appointed by the Chinese government. However, Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. The Basic Law also guarantees existing freedoms, including the freedom of speech, assembly, press, and religion, as well as the right to strike and travel. Business ownership, private property, the right of inheritance and foreign investment are also protected by law. By treaty, China has committed to preserve Hong Kong’s high degree of autonomy in certain matters until 2047. However, as demonstrated by Hong Kong protests in recent years over political, economic, and legal freedoms, and the Chinese government’s response to them, there continues to exist political uncertainty within Hong Kong. For example, in June 2020 China adopted a new security law that severely limits freedom of speech in Hong Kong and expands police powers to seize electronic devices and intercept communications of suspects. Widespread protests were held in Hong Kong in response to the new law, and the United States imposed sanctions on 11 Hong Kong officials for cracking down on pro-democracy protests. There is no guarantee that additional protests will not arise in the future or whether the United States will respond to such protests with additional sanctions.

Hong Kong has experienced strong economic growth in recent years due, in part, to its close ties with China and a strong service sector, but Hong Kong still faces concerns over overheating in certain sectors of its economy, such as its real estate market, which could limit Hong Kong’s future growth. In addition, due to Hong Kong’s heavy reliance on international trade and global financial markets, Hong Kong remains exposed to significant risks as a result of the European debt crisis and persistent low growth in the global economy. Likewise, due to Hong Kong’s close political and economic ties with China, a continued economic slowdown on the mainland could continue to have a negative impact on Hong Kong’s economy.

Taiwan. For decades, a state of hostility has existed between Taiwan and the People’s Republic of China. China has long deemed Taiwan a part of the “one China” and has made a nationalist cause of reuniting Taiwan with mainland China. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. However, tensions have lowered, exemplified by improved relations, including the first official contacts between the governments’ leaders of China and Taiwan in 2015. Despite closer relations in recent years, the relationship with China remains a divisive political issue within Taiwan. Foreign trade has been the engine of rapid growth in Taiwan and has transformed the island into one of Asia’s great exporting nations. As an export-oriented economy, Taiwan depends on a free-trade trade regime and remains vulnerable to downturns in the world economy. Taiwanese companies continue to compete mostly on price, producing generic products or branded merchandise on behalf of multinational companies. Accordingly, these businesses can be particularly vulnerable to currency volatility and increasing competition from neighboring lower-cost countries. Moreover, many Taiwanese companies are heavily invested in mainland China and other countries throughout Southeast Asia, making them susceptible to political events and economic crises in these parts of the region. Significantly, Taiwan and China have entered into agreements covering banking, securities, and insurance. Closer economic links with the mainland may bring greater opportunities for the Taiwanese economy, but such arrangements also pose new challenges. For example, foreign direct investment in China has resulted in Chinese import substitution away from Taiwan’s exports and a constriction of potential job creation in Taiwan. Likewise, the Taiwanese economy has experienced slow economic growth as demand for Taiwan’s exports has weakened due, in part, to declines in growth rates in China. Taiwan has sought to diversify its export markets and reduce its dependence on the Chinese market by increasing exports to the United States, Japan, Europe, and other Asian countries by, in part, entering into free-trade agreements. In addition, the lasting effects of the European debt crisis and persistent low growth in the global economy may reduce global demand for Taiwan’s exports. The Taiwanese economy’s long-term challenges include a rapidly aging population, low birth rate, and the lingering effects of Taiwan’s diplomatic isolation.

India. The value of a fund’s investments in Indian securities may be affected by, among other things, political developments, rapid changes in government regulation, state intervention in private enterprise, nationalization or expropriation of foreign assets, legal uncertainty, high rates of inflation or interest rates, currency volatility, and civil unrest. Moreover, the Indian economy remains vulnerable to natural disasters, such as droughts and monsoons. Natural disasters may become more frequent and severe as a result of global climate change. Given the particular vulnerability of India to the effects of climate change, disruptions in international efforts to address climate-related issues may have a disproportionate impact on a fund’s investments in the country. In addition, any escalation of tensions with Pakistan may have a negative impact on India’s economy and foreign investments in India. Likewise, political, social and economic disruptions caused by domestic sectarian violence or terrorist attacks may also present risks to a fund’s investments in India.

The Indian economy is heavily dependent on exports and services provided to U.S. and European companies, and is vulnerable to any weakening in global demand for these products and services. In recent years, rising wages have chipped away at India’s competitive advantage in certain service sectors. A large fiscal deficit and persistent inflation have contributed to modest economic growth in India in recent years. While the economic growth rate has risen more recently, the Indian economy continues to be susceptible to a slowdown in the manufacturing sector, and it is uncertain whether higher growth rates are sustainable without more fundamental governance reforms.

India’s market has less developed clearance and settlement procedures and there have been times when settlements have not kept pace with the volume of securities and have been significantly delayed. The Indian stock exchanges have in the past been subject to closure, broker defaults and broker strikes, and there can be no certainty that this will not recur. In addition, significant delays are common in registering transfers of securities and a fund may be unable to sell securities until the registration process is completed and may experience delays in the receipt of dividends and other entitlements. Furthermore, restrictions or controls applicable to foreign investment in the securities of issuers in India may also adversely affect a fund’s investments within the country. The availability of financial instruments with exposure to Indian financial markets may be substantially limited by restrictions on foreign investors and subject to regulatory authorizations. Foreign investors are required to observe certain investment restrictions, including limits on shareholdings, which may impede a fund’s ability to invest in certain issuers or to fully pursue its investment objective. These restrictions may also have the effect of reducing demand for, or limiting the liquidity of, such investments. There can be no assurance that the Indian government will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign investors in such a way that may adversely affect the ability of a fund to repatriate their income and capital.

Shares of many Indian issuers are held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. Sales of securities by such issuer’s major shareholders may also significantly and adversely affect other shareholders. Moreover, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value in India.

The Indian government has sought to implement numerous reforms to the economy, including efforts to bolster the Indian manufacturing sector and entice foreign direct investment. However, such reformation efforts have proven difficult and there is no guarantee that such reforms will be implemented or that they will be fully implemented in a manner that benefits investors.

Indonesia. Over the last decade, Indonesia has applied prudent macroeconomic efforts and policy reforms that have led to modest growth in recent years, but many economic development problems remain, including poverty and unemployment, corruption, inadequate infrastructure, a complex regulatory environment, and unequal resource distribution among regions. Although Indonesia’s government has taken steps in recent years to improve the country’s infrastructure and investment climate, these problems may limit the country’s ability to maintain such economic growth as Indonesia has begun to experience slowing growth rates in recent years. Indonesia is prone to natural disasters such as typhoons, tsunamis, earthquakes and flooding, which may also present risks to a fund’s investments in Indonesia. Natural disasters may become more frequent and severe as a result of global climate change. Given the particular vulnerability of Indonesia to the effects of climate change, disruptions in international efforts to address climate-related issues may have a disproportionate impact on a fund’s investments in the country. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence.

In recent periods, Indonesia has employed a program of monetary loosening through reductions in interest rates and implemented a number of reforms to encourage investment. Although Indonesia’s central bank has continued to utilize monetary policies to promote growth, there can be no guarantee such efforts will be sufficient or that additional stimulus policies will not be necessary in the future.

Indonesia’s dependence on resource extraction and export leaves it vulnerable to a slowdown of the economies of its trading partners and a decline in commodity prices more generally. Commodity prices have experienced significant volatility in recent years, which has adversely affected the exports of Indonesia’s economy. Indonesia is particularly vulnerable to the effects of a continued slowdown in China, which has been a major source of demand growth for Indonesia’s commodity exports. Indonesia is also vulnerable to further weakness in Japan, which remains one of Indonesia’s largest single export markets. Indonesia has recently reversed several policies that restricted foreign investment by permitting increased foreign ownership in several sectors and opening up sectors previously closed to foreign investors. Failure to pursue internal reform, peacefully resolve internal conflicts, bolster the confidence of international and domestic investors, and weak global economic growth could limit Indonesia’s economic growth in the future.

Thailand. Thailand has well-developed infrastructure and a free-enterprise economy, which is both conducive and enticing to certain foreign investment. While Thailand experienced an increase in exports in recent years, the rate of export growth has since slowed, in part due to domestic political turmoil, weakness in commodity prices and declines in growth rates in China. Moreover, Thailand has pursued preferential trade agreements with a variety of partners in an effort to boost exports and maintain high growth. However, weakening fiscal discipline, separatist violence in the south, the intervention by the military in civilian spheres, and continued political instability may cause additional risks for investments in Thailand. The risk of political instability has proven substantial, as the protests, disputed election, government collapse, and coup of 2014 have led to short term declines in GDP, a collapse of tourism, and a decrease in foreign direct investment. The military junta formally controlled the government from 2014 until July 2019. Parliamentary elections were held in May 2019 in which pro-military parties won a slim majority and the former military junta leader became Prime Minister. However, international watchdog groups claimed the election was not free and fair. Uncertainty regarding the stability and legitimacy of Thailand’s new elected government could have a negative impact on economic growth.

In the long term, Thailand’s economy faces challenges including an aging population, outdated infrastructure, and an inadequate education system. Thailand’s cost of labor has risen rapidly in recent years, threatening its status as a low cost manufacturing hub. In addition, natural disasters may affect economic growth in the country. Natural disasters may become more frequent and severe as a result of global climate change. Given the particular vulnerability of Thailand to the effects of climate change, disruptions in international efforts to address climate-related issues may have a disproportionate impact on a fund’s investments in the country. Thailand continues to be vulnerable to weak economic growth of its major trading partners, particularly China and Japan. Additionally, Thailand’s economy may be limited by lack of available capital for investment resulting from the European debt crisis and persistent slow growth in the global economy.

Philippines. The economy of the Philippines has benefitted from its relatively low dependence on exports and high domestic rates of consumption, as well as substantial remittances received from large overseas populations. Although the economy of the Philippines has grown quickly in recent years, there can be no assurances that such growth will continue. Like other countries in the Asia Pacific region, the Philippines’ growth in recent years has been reliant, in part, on exports to larger economies, notably the United States, Japan and China. Given that China is a large importer and source of global demand, a continued Chinese slowdown may, directly or indirectly, negatively impact Philippine economic growth. Additionally, lower global economic growth may lead to lower remittances from Filipino emigrants abroad, negatively impacting economic growth in the Philippines. Furthermore, certain weaknesses in the economy, such as inadequate infrastructure, high poverty rates, uneven wealth distribution, low fiscal revenues, endemic corruption, inconsistent regulation, unpredictable taxation, unreliable judicial processes, and the appropriation of foreign assets may present risks to a fund’s investments in the Philippines. In more recent years, poverty rates have declined; however, there is no guarantee that this trend will continue. In addition, investments in the Philippines are subject to risks arising from political or social unrest, including governmental actions that strain relations with the country’s major trading partners, threats from military coups, terrorist groups and separatist movements. Likewise, the Philippines is prone to natural disasters such as typhoons, tsunamis, earthquakes and flooding, which may also present risks to a fund’s investments in the Philippines. Natural disasters may become more frequent and severe as a result of global climate change. Given the particular vulnerability of the Philippines to the effects of climate change, disruptions in international efforts to address climate-related issues may have a disproportionate impact on a fund’s investments in the country.

Latin America. Latin American countries have historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. In recent decades, certain Latin American economies have experienced prolonged, significant economic growth, and many countries have developed sustainable democracies and a more mature and accountable political environment. However, in recent periods, many Latin American countries have experienced persistent low growth rates and certain countries have fallen into recessions. Specifically, the region has recently suffered from the effects of Argentina’s economic crisis. While the region is experiencing an economic recovery, there can be no guarantee that such recovery will continue or that Latin American countries will not face further recessionary pressures.

The region’s economies represent a spectrum of different levels of political and economic development. In many Latin American countries, domestic economies have been deregulated, privatization of state-owned companies had been undertaken and foreign trade restrictions have been relaxed. However, there can be no guarantee that such trends in economic liberalization will continue or that the desired outcomes of these developments will be successful. Nonetheless, to the extent that the risks identified above continue or re-emerge in the future, such developments could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. In addition, recent favorable economic performance in much of the region has led to a concern regarding government overspending in certain Latin American countries. Investors in the region continue to face a number of potential risks. Certain Latin American countries depend heavily on exports to the United States and investments from a small number of countries. Accordingly, these countries may be sensitive to fluctuations in demand, exchange rates and changes in market conditions associated with those countries. The economic growth of most Latin American countries is highly dependent on commodity exports and the economies of certain Latin American countries, particularly Mexico and Venezuela, are highly dependent on oil exports. These economies are particularly susceptible to fluctuations in the price of oil and other commodities and currency fluctuations. The prices of oil and other commodities are in the midst of a period of high volatility driven, in part, by a continued slowdown in growth in China and the effects of the COVID-19 pandemic. If growth in China remains slow, or if global economic conditions worsen, Latin American countries may face significant economic difficulties. Although certain Latin American countries have recently shown signs of improved economic growth, such improvements, if sustained, may be gradual. In addition, prolonged economic difficulties may have negative effects on the transition to a more stable democracy in some Latin American countries. Political risks remain prevalent throughout the region, including the risk of nationalization of foreign assets. Certain economies in the region may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

For certain countries in Latin America, political risks have created significant uncertainty in financial markets and may further limit the economic recovery in the region. For example, in Mexico, uncertainty regarding the recently ratified United States-Mexico-Canada Agreement (which replaced NAFTA effective July 1, 2020) may have a significant and adverse impact on Mexico’s economic outlook and the value of a fund’s investments in Mexico. Additionally, recent political and social unrest in Venezuela has resulted in a massive disruption in the Venezuelan economy, including a deep recession and near hyperinflation.

A number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt and default. The majority of the region’s economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets. Most recently, Argentina defaulted on its debt after a U.S. court ruled in 2014 that payments to a majority of bondholders (who had settled for lower rates of repayment) could not be made so long as holdout bondholders were not paid the full value of their bonds. Although Argentina settled with its bondholders following the 2014 court ruling, the country defaulted on its debt obligations again in May 2020. While Argentina continues to negotiate with its bondholders, it may continue to experience constraints on its ability to issue new debt, and therefore fund its government. Further, the ruling increases the risk of default on all sovereign debt containing similar clauses.

Because of their dependence on foreign credit and loans, a number of Latin American economies may benefit from the U.S. Federal Reserve’s recent lowering of interest rates; however the impact of such interest rate cuts remains to be seen. While the region has recently had mixed levels of economic growth, recovery from past economic downturns in Latin America has historically been slow, and such growth, if sustained, may be gradual. The ongoing effects of the European debt crisis, the effects of the COVID-19 pandemic, and persistent low growth in the global economy may reduce demand for exports from Latin America and limit the availability of foreign credit for some countries in the region. As a result, a fund’s investments in Latin American securities could be harmed if economic recovery in the region is limited.

Russia. Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the United States and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia’s government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country’s economic reform initiatives have floundered or been retrenched. In this environment, political and economic policies could shift suddenly in ways detrimental to the interest of foreign and private investors.

In the last several years, as significant income from oil and commodity exports boosted Russia’s economic growth, the Russian government began to re-assert its regional geopolitical influence, including most recently its military actions in Ukraine and Syria. The involvement in Ukraine has increased tensions between Russia and its neighbors and the West, resulting in the United States and EU placing sanctions on the Russian financial, energy, and defense sectors, as well as targeting top Russian officials. These sanctions, combined with a collapse in energy and commodity prices, have had the effect of slowing the Russian economy, which has continued to experience recessionary trends. Additionally, the conflict has caused capital flight, loss of confidence in Russian sovereign debt, and a retaliatory import ban by Russia that has helped stoke inflation. Further possible actions by Russia, including restricting gas exports to Ukraine and countries downstream, or provoking another military conflict elsewhere in Eastern Europe could lead to greater consequences for the Russian economy.

Economic. Many Russian businesses are inefficient and uncompetitive by global standards due to systemic corruption, regulatory favoritism for government-affiliated enterprises, or the legacy of old management teams and techniques left over from the command economy of the Soviet Union. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, enforcement of the Russian tax system is prone to inconsistent, arbitrary, retroactive, confiscatory, and/or exorbitant taxation.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors because of less stringent auditing and financial reporting standards that apply to companies operating in Russia. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company’s share register and normally evidenced by extracts from the register or by formal share certificates. However, these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to either a counterparty’s failure to pay for securities the fund has delivered or the fund’s inability to complete its contractual obligations. The designation of the National Settlement Depository (NSD) as the exclusive settlement organization for all publicly traded Russian companies and investment funds has enhanced the efficiency and transparency of the Russian securities market. Additionally, agreements between the NSD and foreign central securities depositories and settlement organizations have allowed for simpler and more secure access for foreign investors as well.

The Russian economy is heavily dependent upon the export of a range of commodities including industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Furthermore, the sale and use of certain strategically important commodities, such as gas, may be dictated by political, rather than economic, considerations.

The recent fall in the price of commodities has demonstrated the sensitivity of the Russian economy to such price volatility, especially in oil and gas markets. During this time, many sectors in the Russian economy fell into turmoil, pushing the whole economy into recession. In addition, prior to the global financial crisis, Russia’s economic policy encouraged excessive foreign currency borrowing as high oil prices increased investor appetite for Russian financial assets. As a result of this credit boom, Russia reached alarming debt levels and suffered from the effects of tight credit markets. Russia continues to face significant economic challenges, including weak levels of investment, falling domestic consumption levels, and low global commodity demand. In the near term, the ongoing European sovereign debt crisis, a continued slowdown in China, the effects of the COVID-19 pandemic, and persistent low growth in the global economy may continue to result in low prices for Russian exports such as oil and gas, which could limit Russia’s economic growth. Over the long-term, Russia faces challenges including a shrinking workforce, high levels of corruption, difficulty in accessing capital for smaller, non-energy companies, and poor infrastructure in need of large investments.

The sanctions imposed on Russia by the United States and the European Union, as well as the threat of additional sanctions, could have further adverse consequences for the Russian economy, including continued weakening of the ruble, additional downgrades in the country’s credit rating, and a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. The imposition of broader sanctions targeting specific issuers or sectors could prohibit a fund from investing in any securities issued by companies subject to such sanctions. In addition, these sanctions and/or retaliatory action by Russia could require a fund to freeze its existing investments in Russian companies. This could prohibit a fund from selling or transacting in these investments and potentially impact a fund’s liquidity.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. The Russian ruble has recently been subject to significant devaluation pressure due to the fall in commodity prices and the collapse in the value of Russian exports. The Russian Central Bank has spent significant foreign exchange reserves to maintain the value of the ruble. However, such reserves are finite and, as exemplified by the recent rise in inflation, the Russian Central Bank may be unable to properly manage competing demands of supporting the ruble, managing inflation, and stimulating a struggling Russian economy. Although Russia’s foreign exchange reserves have begun to rebound, there can be no guarantee that this trend will continue or that the Russian Central Bank will not need to spend these reserves to stabilize Russia’s currency and/or economy in the future. Therefore, any investment denominated in rubles may be subject to significant devaluation in the future. Although official sovereign debt to GDP figures are low for a developed economy, sovereign default remains a risk. Even absent a sovereign default, foreign investors could face the possibility of further devaluations. There is the risk that the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls could prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital. Such risks have led to heightened scrutiny of Russian liquidity conditions, which in turn creates a heightened risk of the repatriation of ruble assets by concerned foreign investors. The persistent economic turmoil in Russia caused the Russian ruble to depreciate as unemployment levels increased and global demand for oil exports decreased. In particular, the recent collapse in energy prices has shrunk the value of Russian exports and further weakened both the value of the ruble and the finances of the Russian state. The Russian economy has also suffered following the conflict in Ukraine, as a result of significant capital flight from the country. The pressure put on the ruble caused by this divestment has been compounded by the sanctions from the United States and EU, leading to further depreciation, a limitation of the ruble’s convertibility, and an increase in inflation.

The Middle East and Africa. Investing in Middle Eastern and African securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the United States and most other developed countries.

Political. Many Middle Eastern and African countries historically have suffered from political instability. Despite a growing trend towards democratization, especially in Africa, significant political risks continue to affect some Middle Eastern and African countries. These risks may include substantial government intervention in and control over the private sector, corrupt leaders, civil unrest, suppression of opposition parties that can lead to further dissidence and militancy, fixed elections, terrorism, coups, and war. In recent years, several countries in the Middle East and North Africa have experienced pro-democracy movements that resulted in swift regime changes. In some instances where pro-democracy movements successfully toppled regimes, the stability of successor regimes has proven weak, as evidenced, for example, in Egypt. In other instances, these changes have devolved into armed conflict involving local factions, regional allies or international forces, and even protracted civil wars, such as in Libya and Syria.

The protracted civil war in Syria has given rise to numerous militias, terrorist groups, and most notably, the proto-state of ISIS. The conflict has disrupted oil production across Syria and Iraq, effectively destroying the economic value of large portions of the region, and caused a massive exodus of refugees into neighboring states, which further threatens government infrastructure of the refuge countries. Although the conflict is relatively isolated, there is a significant risk of it metastasizing as the civil war draws in more regional states and ISIS spreads an extremist ideology.

Regional instability has not been confined to Syria and Iraq, however. In Nigeria, Africa’s largest economy, radical groups have led to a disruptive insurgency in the country’s north. In addition, Africa has experienced a number of regional health crises in recent years, which has demonstrated the vulnerabilities of political institutions and health care systems in the face of crisis.

Continued instability may slow the adoption of economic and political reforms and could damage trade, investment, and economic growth going forward. Further, because many Middle East and African nations have a history of dictatorship, military intervention, and corruption, any successful reforms may prove impermanent. In addition, there is an increasing risk that historical animosities, border disputes, or defense concerns may lead to further armed conflict in the region. Across the Middle East and Africa, such developments could have a negative effect on economic growth and reverse favorable trends toward economic and market reform, privatization, and the removal of trade barriers. Such developments could also result in significant disruptions in securities markets.

Economic. Middle Eastern and African countries historically have suffered from underdeveloped infrastructure, high unemployment rates, a comparatively unskilled labor force, and inconsistent access to capital, which have contributed to economic instability and stifled economic growth in the region. Furthermore, certain Middle Eastern and African markets may face a higher concentration of market capitalization, greater illiquidity and greater price volatility than that found in more developed markets of Western Europe or the United States. Additionally, certain countries in the region have a history of nationalizing or expropriating foreign assets, which could cause a fund to lose the value of its investments in those countries or negatively affect foreign investor confidence in the region. Despite a growing trend towards economic diversification, many Middle Eastern and African economies remain heavily dependent upon a limited range of commodities. These include gold, silver, copper, cocoa, diamonds, natural gas and petroleum. These economies are greatly affected by international commodity prices and are particularly vulnerable to any weakening in global demand for these products. The demand in global commodities continues to decrease, particularly the decline in the price of oil, causing certain countries in the region to face significant economic difficulties. As a result, many countries have been forced to scale down their infrastructure investment and the size of their public welfare systems, which could have long-term economic, social, and political implications.

South Africa, Africa’s second largest economy, is the largest destination for foreign direct investment on the continent. The country has a two-tiered, developing economy with one tier similar to that of a developed country and the second tier having only the most basic infrastructure. Although South Africa has experienced modest economic growth in recent years, such growth has been sluggish, hampered by endemic corruption, ethnic and civil conflicts, labor unrest, the effects of the HIV health crisis, and political instability. In addition, reduced demand for South African exports due to the lasting effects of the European debt crisis and persistent low growth in the global economy may limit any such recovery. These problems have been compounded by worries over South African sovereign debt prompted by an increasing deficit and rising level of sovereign debt. These conditions led Fitch and S&P to downgrade South African debt to “junk” status and to downgrade South Africa’s long-term foreign currency issuer default rating to “negative” in 2017. Additionally, Moody’s downgraded South African debt to “junk” status in 2020. Such downgrades in South African sovereign debt and issuer default could have serious consequences on investments in South Africa.

Currency. Certain Middle Eastern and African countries have currencies pegged to the U.S. dollar or euro, rather than free-floating exchange rates determined by market forces. Although intended to stabilize the currencies, these pegs, if abandoned, may cause sudden and significant currency adjustments, which may adversely impact investment returns. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for a fund to engage in foreign currency transactions designed to protect the value of a fund’s interests in securities denominated in such currencies.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities are placed on behalf of the fund by Geode pursuant to authority contained in the management contract and the sub-advisory agreement.

Geode may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

The fund will not incur any commissions or sales charges when it invests in shares of mutual funds (including any underlying central funds), but it may incur such costs when it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of the fund periodically review Geode’s performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Brokers

In selecting brokers or dealers (including affiliates of FMR) to execute the fund’s portfolio transactions, Geode considers factors deemed relevant in the context of a particular trade and in regard to Geode’s overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund’s portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using ECNs, electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best qualitative execution, Geode may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. Geode also may select a broker that charges more than the lowest commission rate available from another broker. For futures transactions, the selection of a futures commission merchant is generally based on the overall quality of execution and other services provided by the futures commission merchant.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMR) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to Geode.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Geode may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement Geode’s own research activities in providing investment advice to the fund.

Execution Services. In addition, products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Geode may use commission dollars to obtain certain products or services that are not used exclusively in Geode’s investment decision-making process (mixed-use products or services). In those circumstances, Geode will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as “hard dollars”).

Benefit to Geode. Geode’s expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services Geode receives are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

Geode’s Decision-Making Process. Before causing the fund to pay a particular level of compensation, Geode will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to Geode, viewed in terms of the particular transaction for the fund or Geode’s overall responsibilities to the fund or other investment companies and investment accounts. While Geode may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither Geode nor the fund incurs an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist Geode in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Geode.

Affiliated Transactions

Geode may place trades with certain brokers, including NFS, through its Fidelity Capital Markets (FCM) division, and Luminex Trading & Analytics LLC (Luminex), with whom FMR is under common control, provided it determines that these affiliates’ trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

The Trustees of the fund have approved procedures whereby a fund is permitted to purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other Fidelity® funds, investment decisions for the fund are made independently from those of other Fidelity® funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

Orders for funds and investment accounts are not typically combined or “blocked”. However, Geode may, when feasible and when consistent with the fair and equitable treatment of all funds and investment accounts and best execution, block orders of various funds and investment accounts for order entry and execution.

Geode has established allocation policies for its various funds and investment accounts to ensure allocations are appropriate given its clients’ differing investment objectives and other considerations. When the supply/demand is insufficient to satisfy all outstanding trade orders, generally the amount executed is distributed among participating funds and investment accounts based on account asset size (for purchases and short sales), and security position size (for sales and covers), or otherwise according to the allocation policies. These policies also apply to initial public and secondary offerings. Generally, allocations are determined by traders, independent of portfolio managers, in accordance with these policies. Allocations are determined and documented on trade date.

Geode’s trade allocation policies identify circumstances under which it is appropriate to deviate from the general allocation criteria and describe the alternative procedures. For example, if a standard allocation would result in a fund or investment account receiving a very small allocation (e.g., because of its small asset size), the fund or investment account may receive an increased allocation to achieve a more meaningful allocation, or it may receive no allocation. Generally, any exceptions to Geode’s policies (i.e., special allocations) must be approved by senior investment or trading personnel, reviewed by the compliance department, and documented.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

VALUATION

The NAV is the value of a single share. NAV is computed by adding the value of a fund’s investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The value of fund shares bought and sold in the secondary market is driven by market price. The price of these shares, like the price of all traded securities, is subject to factors such as supply and demand, as well as the current value of the portfolio securities held by a fund. Secondary market shares, available for purchase or sale on an intraday basis, do not have a fixed relationship either to the previous day’s NAV nor the current day’s NAV. Prices in the secondary market, therefore, may be below, at, or above the most recently calculated NAV of such shares.

The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation responsibilities to FMR. FMR has established the FMR Fair Value Committee (the Committee) to fulfill these responsibilities.

Shares of open-end investment companies (including any underlying central funds) held by a fund are valued at their respective NAVs. If an underlying fund’s NAV is unavailable, shares of that underlying fund will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies.

Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying central fund, are valued as follows:

Most equity securities are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available may be valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Board of Trustees. A number of pricing services are available and the funds may use more than one of these services. The funds may also discontinue the use of any pricing service at any time. The fund’s adviser engages in oversight activities with respect to the fund’s pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund’s NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of regular trading on the listing exchange or the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the Committee, are deemed unreliable will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the Committee, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the Committee may consider factors including price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

In determining the fair value of a private placement security for which market quotations are not available, the Committee generally applies one or more valuation methods including the market approach, income approach and cost approach. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The fund’s adviser reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the fund’s investments and ratifies the fair value determinations of the Committee.

BUYING AND SELLING INFORMATION

Book-Entry Only System. The Depository Trust Company (DTC) acts as securities depository for the shares. Shares of the fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants and to facilitate the clearance and settlement of securities transactions among DTC participants in such securities through electronic book-entry changes in accounts of the DTC participants, thereby eliminating the need for physical movement of securities certificates. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC participant, either directly or indirectly.

Beneficial ownership of shares is limited to DTC participants and persons holding interests through DTC participants. Ownership of beneficial interests in shares (owners of beneficial interests are referred to herein as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC participants) and on the records of DTC participants (with respect to indirect DTC participants and Beneficial Owners that are not DTC participants). Beneficial Owners will receive from or through a DTC participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the trust and DTC, DTC is required to make available to the trust upon request and for a fee to be charged to the trust a listing of the shares of the fund held by each DTC participant. The trust shall inquire of each such DTC participant as to the number of Beneficial Owners holding fund shares, directly or indirectly, through such DTC participant. The trust shall provide each such DTC participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC participant, directly or indirectly, to such Beneficial Owners. In addition, the trust shall pay to each such DTC participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the fund as shown on the records of DTC or its nominee. Payments by DTC participants to indirect DTC participants and Beneficial Owners of shares held through such DTC participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC participants.

The trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC participants or the relationship between such DTC participants and the indirect DTC participants and Beneficial Owners owning through such DTC participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the trust makes other arrangements with respect thereto satisfactory to the listing exchange.

Creation Units. The trust issues and redeems shares of the fund only in Creation Unit aggregations on a continuous basis through FDC, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

A “Business Day” with respect to the fund is any day on which the listing exchange or the NYSE is open for business. As of the date of the prospectus, the listing exchange and the NYSE observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday) (U.S.), Good Friday, Memorial Day, Independence Day (U.S.), Labor Day (U.S.), Thanksgiving Day (U.S.), and Christmas Day.

To be eligible to place orders to purchase a Creation Unit of the fund, an entity must be an “Authorized Participant” which is a member or participant of a clearing agency registered with the SEC, which has a written agreement with a fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units (“Participant Agreement”). All shares of the fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC participant.

The fund reserves the right to adjust the prices of fund shares and the number of shares in a Creation Unit in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the fund.

Portfolio Deposit. The consideration for purchase of a Creation Unit generally consists of an in-kind deposit of a designated portfolio of securities (Deposit Securities) designated by the fund together with a deposit of a specified cash payment (Cash Component) computed as described herein. Alternatively, the fund may issue and redeem Creation Units in exchange for a specified all-cash payment (Cash Deposit). Together, the Deposit Securities and the Cash Component or, alternatively, the Cash Deposit, constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit. In the event the fund requires Deposit Securities and a Cash Component in consideration for purchasing a Creation Unit, the function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

The fund may determine, upon receiving a purchase order from an Authorized Participant, to accept a basket of securities or cash that differs from Deposit Securities or to permit the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security. In cases where the fund purchases portfolio securities with cash, the Authorized Participant will reimburse the fund for, among other things, any difference between the market value at which the securities were purchased by the fund and the cash in lieu amount (which amount, at FMR’s discretion, may be capped), applicable registration fees and taxes. Brokerage commissions incurred in connection with the fund’s acquisition of Deposit Securities will be at the expense of the fund and will affect the value of all shares of the fund; but FMR may adjust the transaction fee to the extent the composition of the Deposit Securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. The adjustments described above will reflect changes, known to FMR on the date of the announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the index being tracked by the fund or resulting from certain corporate actions.

Procedures for Creation Unit Purchases. All purchase orders must be placed for one or more Creation Units. All orders to purchase Creation Units must be received by FDC or its agent no later than the closing time of regular trading hours on the listing exchange or the NYSE (ordinarily 4:00 p.m. Eastern time) (the Closing Time) or at an earlier time set forth in the Participant Agreement or otherwise provided to all Authorized Participants on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of the fund as next determined on such date after receipt of the order in proper form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to FDC pursuant to procedures set forth in the Participant Agreement. Severe economic or market disruptions or changes, or telephone or other communications failure may impede the ability to reach FDC or an Authorized Participant.

All orders to purchase Creation Units shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, including payments of cash to pay the Cash Component, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders to purchase Creation Units should afford sufficient time to permit proper submission of the order to FDC or its agent prior to the applicable deadlines on the Transmittal Date. Authorized participants may ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effecting such transfer of Deposit Securities and Cash Component.

Portfolio Deposits must be delivered through the Federal Reserve System (for cash and government securities) and through DTC (for corporate and municipal securities) by an Authorized Participant that has executed a Participant Agreement. The Portfolio Deposit transfer must be ordered by the Authorized Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the fund by no later than 1:00 p.m. Eastern time of the next Business Day immediately following the Transmittal Date. In certain cases Authorized Participants will purchase and redeem Creation Units of the fund on the same Transmittal Date. In these instances, the fund reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the fund, whose determination shall be final and binding. For purchase orders composed solely of a Cash Component, the amount of cash equal to the Cash Component must be transferred directly to the fund’s custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the fund’s custodian no later than 10:00 a.m. Eastern time on the next Business Day immediately following such Transmittal Date. An order to purchase Creation Units is deemed received by FDC on the Transmittal Date if (i) such order is received by FDC or its agent not later than 3:00 p.m. Eastern time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the fund’s custodian does not receive the required Deposit Securities together with the associated Cash Component by 1:00 p.m. or, with respect to purchase orders composed solely of a Cash Component, the Cash Component by 10:00 a.m. on the next Business Day immediately following the Transmittal Date, such order will be deemed not in proper form and canceled. Upon written notice to FDC, such canceled order may be resubmitted the following Business Day using a Portfolio Deposit as newly constituted to reflect the next calculated NAV of the fund. The delivery of Creation Units so purchased will occur not later than the second (2nd) Business Day following the day on which the purchase order is deemed received by FDC.

FDC or its agent will inform the transfer agent, FMR and the fund’s custodian upon receipt of a purchase order. The custodian will then provide such information to the appropriate subcustodian. The custodian will cause the subcustodian to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, in the case of a cash purchase or “cash in lieu” amount) will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The trust must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the purchase transaction fee described below.

Once the trust has accepted a purchase order, the trust will confirm the issuance of a Creation Unit of the fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. FDC or its agent will then transmit a confirmation of acceptance of such order.

Creation Units will not be issued until the transfer of good title to the trust of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian, FDC and FMR will be notified of such delivery and the trust will issue and cause the delivery of the Creation Units.

Creation Units may be created in advance of receipt by the fund of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component (including any Transaction Fees), plus (ii) at least 105% and up to 115% of the market value of the undelivered Deposit Securities (Additional Cash Deposit). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 3:00 p.m. Eastern time on such date and federal funds in the appropriate amount are deposited with the fund’s custodian by 10:00 a.m. Eastern time the following Business Day. If the order is not placed in proper form by 3:00 p.m. or federal funds in the appropriate amount are not received by 10:00 a.m. the next Business Day, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the fund, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the fund in an amount at least equal to 105% and up to 115% of the daily marked to market value of the missing Deposit Securities. In the sole discretion of the fund following the Business Day on which the order was received the fund may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the fund for the costs incurred by the fund in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by FDC plus the brokerage and related transaction costs associated with such purchases and the Authorized Participant shall be liable to the fund for any shortfall between the cost to the fund of purchasing any missing Deposit Securities and the value of the collateral. The fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by FDC or purchased by the fund and deposited into the fund.

Acceptance of Purchase Orders. The fund reserves the right to reject a purchase order transmitted to it by FDC in certain circumstances, including but not limited to (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the fund; (iii) acceptance of the Portfolio Deposit would, in the opinion of the fund, be unlawful; or (iv) in the event that circumstances outside the control of the fund, make it impossible to process creation orders for all practical purposes. Examples of such circumstances include, without limitation, acts of God; public service or utility problems such as earthquakes, fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; wars; civil or military disturbances, including acts of civil or military authority or governmental actions; terrorism; sabotage; epidemics; riots; labor disputes; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the fund, FMR, Geode, FDC, DTC, the transfer agent, or any other participant in the purchase process, and similar extraordinary events. The fund and FDC have the right to require information to determine beneficial share ownership for purposes of (ii) above should it so choose or to rely on a certification from a broker-dealer who is a member of the Financial Industry Regulatory Authority, Inc. as to the cost basis of Deposit Securities. If creations are on an in-kind basis, the fund further reserves the absolute right to reject or suspend an order transmitted to it by FDC and/or the transfer agent in respect of the fund if: (i) acceptance of the Deposit Securities would have certain adverse tax consequences to the fund; or (ii) for any other reasons as specified herein. FDC or the fund shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on the purchaser’s behalf, of its rejection of the purchaser’s order. The fund, the transfer agent, and FDC are under no duty, however, to verify or give notification of any defects or irregularities in any written order or in the delivery of a Portfolio Deposit, nor shall any of them incur any liability for the failure to give any such notification.

Redemption of Creation Units. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the fund through the transfer agent and only on a Business Day through an Authorized Participant that has entered into a Participant Agreement. The fund generally will not redeem shares in amounts less than Creation Unit-size aggregations. Beneficial Owners must accumulate enough shares to constitute a Creation Unit in order to have such shares redeemed by the fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

The redemption proceeds for a Creation Unit may consist of a portfolio of securities (Fund Securities) – as announced by FMR, or its agent, on the Business Day of the request for redemption received in proper form – plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of the request in proper form, and the value of the Fund Securities (Cash Redemption Amount), less a redemption transaction fee and any variable fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the shares being redeemed, a compensating cash payment to the fund equal to the differential plus the applicable redemption transaction fee is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, the fund will substitute a cash-in-lieu amount to replace any Fund Security that is a non-deliverable instrument. The amount of the cash paid out in such cases will be equivalent to the value of the instrument listed as a Fund Security.

The right of redemption may be suspended or the date of payment postponed with respect to the fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares or determination of the fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Orders to redeem Creation Units must be delivered through an Authorized Participant. An order to redeem Creation Units is deemed received by the fund on the Transmittal Date if (i) such order is received in proper form by the transfer agent not later than the Closing Time (or one hour prior to the Closing Time (ordinarily 3:00 p.m. Eastern Time) for nonconforming orders) on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the fund’s custodian no later than 1:00 p.m., for the shares, and 3:00 p.m., for the Cash Redemption Amount, Eastern time on the next Business Day following such Transmittal Date (the DTC Cut-Off-Time); and (iii) all other procedures set forth in the Participant Agreement are properly followed. The requisite Fund Securities and the Cash Redemption Amount will generally be transferred by the second (2nd) Business Day following the date on which such request for redemption is deemed received, which will generally be no more than seven (7) days after such request for redemption but may be up to fifteen days for funds that invest in foreign securities. In certain cases, Authorized Participants will redeem and purchase Creation Units of the fund on the same Transmittal Date. In these instances, the fund reserves the right to settle these transactions on a net basis.

If the fund determines, based on information available to the fund when a redemption request is submitted by an Authorized Participant, that: (i) the short interest of the fund in the marketplace is greater than or equal to 100%; and (ii) the orders in the aggregate from all Authorized Participants redeeming shares on a Business Day represent 25% or more of the outstanding shares of the fund, such Authorized Participant will be required to verify to the fund the accuracy of its representations that are deemed to have been made by submitting a request for redemption. If, after receiving notice of the verification requirement, the Authorized Participant does not verify the accuracy of its representations that are deemed to have been made by submitting a request for redemption in accordance with this requirement, its redemption request will be considered not to have been received in proper form.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Units to be redeemed to FDC, on behalf of the fund, at or prior to the closing time of regular trading on the listing exchange (or the NYSE if the listing exchange is not open that day) on the date such redemption request is submitted, FDC will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing fund shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 105% and up to 115% of the value of the missing fund shares. The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the fund and marked to market daily, and that the fees of the fund and any sub-custodians in respect of the delivery, maintenance, and redelivery of the cash collateral shall be payable by the Authorized Participant. The Participant Agreement will permit the fund to purchase the missing fund shares or acquire the Deposit Securities and specified cash payment (the “Balancing Amount”) underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the fund of purchasing such shares, Deposit Securities or Balancing Amount and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Fidelity Service Company, Inc. (FSC) according to the procedures set forth in the section entitled “Valuation” computed on the Business Day on which a redemption order is deemed received by the transfer agent. Therefore, if a conforming redemption order in proper form is submitted to the transfer agent by an Authorized Participant not later than Closing Time, or 3:00 p.m. Eastern time in the case of nonconforming orders, on the Transmittal Date, and the requisite number of shares of the fund are delivered to the fund’s custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by FSC on such Transmittal Date. If, however, a conforming redemption order is submitted to the transfer agent by an Authorized Participant not later than the Closing Time, or 3:00 p.m. Eastern time in the case of nonconforming orders, on the Transmittal Date but either (i) the requisite number of shares of the fund and the Cash Redemption Amount are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed as of the Closing Time on the Business Day that such order is deemed received by the transfer agent, i.e., the Business Day on which the shares of the fund are delivered through DTC to FDC by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

The fund may in its discretion exercise its option to redeem shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the fund next determined after the redemption request is received in proper from (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). In addition, the fund reserves the right to honor a redemption request by delivering a basket of securities or cash that differs from the Fund Securities.

Redemption of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or a Beneficial Owner for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

In connection with taking delivery of shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

Deliveries of redemption proceeds generally will be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of redemption proceeds may take longer than two Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

Creation/Redemption Transaction Fees. The fund may impose a “Transaction Fee” on investors purchasing or redeeming Creation Units. The Transaction Fee will be limited to amounts that have been determined by FMR to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the fund from the dilutive costs associated with the purchase and redemption of Creation Units. Where the fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to the fund of buying (or selling) those particular Deposit Securities. To the extent a purchase/redemption transaction consists of in-kind securities and/or cash, the standard fee applies and an additional transaction fee (up to the maximum amounts shown in the table below) may also be imposed. The fund reserves the right to not impose the standard or additional transaction fee or to vary the amount of the transaction fee, up to the maximum listed below, depending on the materiality of the fund’s actual transaction costs incurred or where FDC believes that not imposing or varying the transaction fee would be in the fund’s interest. Transaction fees associated with the redemption of Creation Units will not exceed 2% of the value of shares redeemed. To the extent the fund cannot recoup the amount of transaction costs incurred in connection with a redemption from the redeeming shareholder because of the 2% cap or otherwise, those transaction costs will be borne by the fund’s remaining shareholders and negatively affect the fund’s performance. Actual transaction costs may vary depending on the time of day an order is received or the nature of the securities. Investors bear the costs of transferring Deposit Securities or Fund Securities to/from the fund to/from their account or on their order. Every purchaser of a Creation Unit will receive a prospectus that contains disclosure about the Transaction Fees, including the maximum amount of the additional transaction fee charged by the fund.

The following table shows, as of January 31, 2022, standard transaction fees and maximum additional transaction fees for creations and redemptions.

Name of Fund	Standard Creation/ Redemption Transaction Fee	Maximum Additional Creation Transaction Fee*	Maximum Additional Redemption Transaction Fee*
Fidelity® Metaverse ETF	$250	5.0%	2.0%

*	As a percentage of the cash amount invested or redeemed.

DISTRIBUTIONS AND TAXES

Dividends. Because the fund may invest significantly in foreign securities, corporate shareholders should not expect fund dividends to qualify for the dividends-received deduction. However, a portion of the fund’s dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). Short-term capital gains are taxable at ordinary income tax rates. Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Capital Gain Distributions. Unless your shares of the fund are held in a tax-advantaged retirement plan, the fund’s long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

Returns of Capital. If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold in taxable accounts.

Sales of Listed Shares. Gain or loss that is recognized on the sale of exchange-listed shares generally will be characterized as long-term capital gain or loss for shares that have been held for more than one year and as short-term capital gain or loss for shares that have been held for one year or less.

Purchase of Creation Units. The purchase of Creation Units generally will be a taxable event for the person who transfers securities in exchange for Creation Units but generally will not be a taxable event for the fund. The transferor will recognize gain or loss equal to the difference between (a) the sum of the fair market value of the Creation Units (which may differ from their NAV) and any Balancing Amount that is received and (b) the sum of the transferor’s basis in the transferred securities, transaction fees and any Balancing Amount that is paid. The purchase of Creation Units may trigger application of the wash sale rules for federal tax purposes.

Redemption of Creation Units. The redemption of Creation Units generally will be a taxable event for the person who receives securities in exchange for Creation Units but generally will not be a taxable event for the fund. The recipient will recognize gain or loss equal to the difference between (a) the sum of the fair market value of the securities and any Cash Redemption Amount that is received and (b) the sum of the basis of the Creation Unit shares, transaction fees and any Cash Redemption Amount that is paid. The redemption of Creation Units may be treated as a wash sale for federal tax purposes.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by the fund with respect to foreign securities held directly by the fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by the fund. As a general matter, if, at the close of its fiscal year, more than 50% of the fund’s total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. In addition, if at the close of each quarter of its fiscal year at least 50% of the fund’s total assets is represented by interests in other regulated investment companies, the same rules will apply to any foreign tax credits that underlying funds pass through to the fund. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

Tax Status of the Fund. The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of the fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund’s performance. Each of the Trustees oversees 317 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees’ commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund’s Board oversees Fidelity’s high income and certain equity funds, and other Boards oversee Fidelity’s investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund’s Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund’s activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund’s business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund’s exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board’s committees has responsibility for overseeing different aspects of the fund’s activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund’s Chief Compliance Officer (CCO), FMR’s internal auditor, the independent accountants, the fund’s Treasurer and portfolio management personnel, make periodic reports to the Board’s committees, as appropriate, including an annual review of Fidelity’s risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under “Standing Committees of the Trustees.”

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

*	Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

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The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Dennis J. Dirks (1948)

Year of Election or Appointment: 2018

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University’s Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2018

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2013

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

+

The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer – Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Standing Committees of the Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has 9 standing committees. The members of each committee are Independent Trustees. Advisory Board members may be invited to attend meetings of the committees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Thomas currently serving as Chair and Mr. Dirks and Mr. Wiley each serving as Vice Chair. The committee serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders and significant litigation. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended June 30, 2021, the committee held 12 meeting(s).

The Fair Value Oversight Committee is composed of Mses. Fuller (Chair) and Tomasky, and Messrs. Donahue and Wiley. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee also reviews actions taken by FMR’s Fair Value Committee. During the fiscal year ended June 30, 2021, the committee held five meeting(s).

The Board of Trustees has established two Fund Oversight Committees: the Equity I Committee (composed of Messrs. Smith (Chair), Bostick, Donahue, and Thomas, and Ms. Tomasky) and the Equity II Committee (composed of Messrs. Dirks (Chair), Kennedy, Munoz, and Wiley, and Mses. Fuller and Kampling). Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund’s investment results. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee’s review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group’s deliberations. During the fiscal year ended June 30, 2021, the Equity I Committee held seven meeting(s) and the Equity II Committee held seven meeting(s).

The Shareholder, Distribution, Brokerage and Proxy Voting Committee is composed of Messrs. Dirks (Chair), Smith, and Thomas, and Mses. Fuller and Kampling. Regarding shareholder services, the committee considers the structure and amount of the funds’ transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the funds by FMR and its affiliates, including pricing and bookkeeping services. The committee monitors and recommends policies concerning the securities transactions of the funds, including brokerage. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of fund shares. The committee also monitors brokerage and other similar relationships between the funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finder’s fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the funds, policies and procedures regarding frequent purchase of fund shares, and selective disclosure of portfolio holdings. Regarding proxy voting, the committee reviews the fund’s proxy voting policies, considers changes to the policies, and reviews the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund’s investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund’s annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR’s recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. During the fiscal year ended June 30, 2021, the committee held six meeting(s).

The Audit Committee is composed of Messrs. Donahue (Chair), Bostick, Kennedy, and Smith, and Ms. Tomasky. All committee members must be able to read and understand fundamental financial statements, including a company’s balance sheet, income statement, and cash flow statement. At least one committee member will be an “audit committee financial expert” as defined by the SEC. The committee meets separately at least annually with the funds’ Treasurer, with the funds’ Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, with the funds’ independent auditors, and with the funds’ Chief Compliance Officer (CCO). The committee has direct responsibility for the appointment, compensation, and oversight of the work of the independent auditors employed by the funds. The committee assists the Trustees in fulfilling their responsibility to oversee: (i) the systems relating to internal control over financial reporting of the funds and the funds’ service providers; (ii) the funds’ auditors and the annual audits of the funds’ financial statements; (iii) the financial reporting processes of the funds; (iv) the handling of whistleblower reports relating to internal accounting and/or financial control matters; (v) the accounting policies and disclosures of the funds; and (vi) studies of fund profitability and other comparative analyses relevant to the board’s consideration of the investment management contracts for the funds. The committee considers and acts upon (i) the provision by any independent auditor of any non-audit services for any fund, and (ii) the provision by any independent auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by independent auditors of the funds. The committee is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any independent auditor regarding any fund’s financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the independent auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. It will discuss regularly and oversee the review of internal controls of and the management of risks by the funds and their service providers with respect to accounting and financial matters (including financial reporting relating to the funds), including a review of: (i) any significant deficiencies or material weaknesses in the design or operation of internal control over financial reporting that are reasonably likely to adversely affect the funds’ ability to record, process, summarize, and report financial data; (ii) any change in the fund’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund’s internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds’ or service providers’ internal control over financial reporting. The committee will also review periodically the funds’ major exposures relating to internal control over financial reporting and the steps that have been taken to monitor and control such exposures. In connection to such reviews the committee will receive periodic reports on the funds’ service providers’ internal control over financial reporting. It will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds’ financial statements or accounting policies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chairs of other committees, as appropriate. The committee reviews at least annually a report from each independent auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds’ financial reporting process, will discuss with FMR, the funds’ Treasurer, independent auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds’ Treasurer, independent auditor, and internal audit personnel of FMR LLC and, as appropriate, legal counsel the results of audits of the funds’ financial statements. During the fiscal year ended June 30, 2021, the committee held five meeting(s).

The Governance and Nominating Committee is composed of Messrs. Thomas (Chair), Dirks, and Wiley. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee’s responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning “best practices” in corporate governance, and other developments in mutual fund governance. The committee reports regularly to the Independent Trustees with respect to these activities. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and of each committee and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds’ or the Board of Trustees’ policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee’s scope of responsibilities, and may retain, at the funds’ expense, such independent counsel or other advisers as it deems necessary. The committee will consider Independent Trustee candidates to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) with the adviser, any sub-adviser, or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds’ complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended June 30, 2021, the committee held seven meeting(s).

The Compliance Committee is composed of Messrs. Wiley (Chair) and Munoz, and Mses. Fuller and Kampling. The committee oversees the administration and operation of the compliance policies and procedures of the funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a CCO of the funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds’ compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that would otherwise be subject to periodic reporting or that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended June 30, 2021, the committee held five meeting(s).

The Research Committee is composed of all of the Independent Trustees, with Mr. Dirks currently serving as Chair. The Committee’s purpose is to assess the quality of the investment research available to FMR’s investment professionals. As such, the Committee reviews information pertaining to the sources of such research, the categories of research, the manner in which the funds bear the cost of research, and FMR’s internal research capabilities, including performance metrics, interactions between FMR portfolio managers and research analysts, and the professional quality of analysts in research careers. Where necessary, the Committee recommends actions with respect to various reports providing information on FMR’s research function. During the fiscal year ended June 30, 2021, the committee held eight meeting(s).

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2021.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Bettina Doulton	Robert A. Lawrence

Fidelity® Metaverse ETF	none	none

AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000

Independent Trustees

DOLLAR RANGE OF FUND SHARES	Thomas P. Bostick	Dennis J. Dirks	Donald F. Donahue	Vicki L. Fuller

Fidelity® Metaverse ETF	none	none	none	none

AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	over $100,000	over $100,000	over $100,000

DOLLAR RANGE OF FUND SHARES	Patricia L. Kampling	Thomas A. Kennedy	Oscar Munoz	Garnett A. Smith

Fidelity® Metaverse ETF	none	none	none	none

AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	none	over $100,000

DOLLAR RANGE OF FUND SHARES	David M. Thomas	Susan Tomasky	Michael E. Wiley
Fidelity® Metaverse ETF	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ending June 30, 2022, or calendar year ended December 31, 2021, as applicable.

Compensation Table(1)

AGGREGATE COMPENSATION FROM A FUND	Thomas P. Bostick(2)	Dennis J. Dirks	Donald F. Donahue	Vicki L. Fuller

Fidelity® Metaverse ETF(3)	$9	$14	$15	$13

TOTAL COMPENSATION FROM THE FUND COMPLEX(4)	$313,333	$495,000	$536,000	$470,000

AGGREGATE COMPENSATION FROM A FUND	Patricia L. Kampling	Thomas A. Kennedy	Oscar Munoz(5)	Garnett A. Smith

Fidelity® Metaverse ETF(3)	$14	$13	$9	$13

TOTAL COMPENSATION FROM THE FUND COMPLEX(4)	$506,000	$470,000	$313,333	$470,000

AGGREGATE COMPENSATION FROM A FUND	David M. Thomas	Susan Tomasky	Michael E. Wiley
Fidelity® Metaverse ETF(3)	$16	$15	$14
TOTAL COMPENSATION FROM THE FUND COMPLEX(4)	$570,000	$528,917	$495,000

(1)	Bettina Doulton, Robert A. Lawrence, and Peter S. Lynch are interested persons and are compensated by Fidelity.

(2)

Mr. Bostick served as a Member of the Advisory Board of Fidelity Covington Trust from May 1, 2021 through May 31, 2021. Mr. Bostick serves as a Trustee of Fidelity Covington Trust effective June 1, 2021.

(3)	Estimated for the fund’s first full fiscal year.

(4)

Reflects compensation received for the calendar year ended December 31, 2021 for 314 funds of 30 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash and may include amounts elected to be deferred. Certain individuals elected voluntarily to defer a portion of their compensation as follows: Donald F. Donahue, $291,125; Vicki L. Fuller, $99,996; Patricia L. Kampling, $240,000; Thomas A. Kennedy, $136,770; Garnett A. Smith, $273,540; and Susan Tomasky, $180,000.

(5)	Mr. Munoz served as a Member of the Advisory Board of Fidelity Covington Trust from May 1, 2021 through May 31, 2021. Mr. Munoz serves as a Trustee of Fidelity Covington Trust effective June 1, 2021.

As of the public offering of shares of the fund, 100% of the fund’s total outstanding shares was held by FMR and/or another entity or entities of which FMR LLC is the ultimate parent.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Johnson family, including Abigail P. Johnson, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders’ voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders’ voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Geode, a registered investment adviser, is a subsidiary of Geode Capital Holdings LLC. Geode was founded in January 2001 to develop and manage quantitative investment strategies and to provide advisory and sub-advisory services.

FMR, Geode, FDC, and the fund have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees’ fiduciary responsibilities regarding the fund, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity and Geode investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

MANAGEMENT CONTRACT

The fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

FMR and the fund are seeking an exemptive order from the SEC that will permit FMR, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated and affiliated sub-advisers without obtaining shareholder approval of such agreements. The fund’s initial sole shareholder has approved the fund’s use of this exemptive order once issued by the SEC and the fund and FMR intend to rely on the exemptive order when issued without seeking additional shareholder approval. Subject to oversight by the Board of Trustees, FMR has the ultimate responsibility to oversee the fund’s sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.

Management and Sub-Advisory Services. FMR provides the fund with all necessary office facilities and personnel for servicing the fund’s investments, compensates all officers of the fund and all Trustees who are interested persons of the trust or of FMR, and compensates all personnel of the fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund’s organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund’s records and the registration of the fund’s shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Geode serves as sub-adviser of the fund. Under its management contract with the fund, FMR acts as investment adviser. Under the sub-advisory agreement, and subject to the supervision of the Board of Trustees, Geode directs the investments of the fund in accordance with its investment objective, policies, and limitations.

Management-Related Expenses. Under the terms of the fund’s management contract, FMR, either itself or through an affiliate, is responsible for payment of all operating expenses of the fund with limited exceptions. Specific expenses payable by FMR include legal expenses, fees of the custodian, auditor, and interested Trustees, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. FMR also pays all fees associated with the transfer agency services and pricing and bookkeeping services agreements.

FMR pays all other expenses of the fund with the following exceptions: expenses for typesetting, printing, and mailing proxy materials to shareholders, all other expenses incidental to holding meetings of the fund’s shareholders (including proxy solicitation), fees and expenses of the Independent Trustees, interest, taxes, and such non-recurring and/or extraordinary expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. The fund shall pay its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.

Management Fee.

For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.39% of the fund’s average daily net assets throughout the month.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund’s or, in the case of a multiple class fund, a class’s operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns, and repayment of the reimbursement will decrease returns.

Sub-Adviser – Geode. The fund and FMR have entered into a sub-advisory agreement with Geode. Pursuant to the sub-advisory agreement, FMR has granted Geode investment management authority as well as the authority to buy and sell securities.

Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.05% of the average net assets of the fund.

*	Calculated monthly for the ETF, subject to individual fund minimums of: $0 (first year), $25,000 (second year), and $50,000 (third and subsequent years).

Fidelity® Metaverse ETF is managed by Geode, a sub-adviser to the fund. Louis Bottari is a senior portfolio manager of the fund and receives compensation for those services. Peter Matthew is a senior portfolio manager of the fund and receives compensation for those services. Payal Gupta is a portfolio manager of the fund and receives compensation for those services. Robert Regan is a portfolio manager of the fund and receives compensation for those services. Navid Sohrabi is a portfolio manager of the fund and receives compensation for those services. As of February 28, 2022, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager’s compensation may be deferred based on criteria established by Geode.

Each portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager’s bonus is linked to each fund’s relative pre-tax investment performance measured against the fund’s customized benchmark index. A subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

A portfolio manager’s compensation plan can give rise to potential conflicts of interest. A manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, each portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Bottari as of February 28, 2022:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	87	88	8
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$859,485	$82,655	$3,664
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

*	Does not include Fidelity® Metaverse ETF which is expected to commence operations on or about April 21, 2022.

As of February 28, 2022, the dollar range of shares of Fidelity® Metaverse ETF beneficially owned by Mr. Bottari was none (Fidelity® Metaverse ETF is expected to commence operations on or about April 21, 2022).

The following table provides information relating to other accounts managed by Mr. Matthew as of February 28, 2022:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	87	88	8
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$859,485	$82,655	$3,664
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

*	Does not include Fidelity® Metaverse ETF which is expected to commence operations on or about April 21, 2022.

As of February 28, 2022, the dollar range of shares of Fidelity® Metaverse ETF beneficially owned by Mr. Matthew was none (Fidelity® Metaverse ETF is expected to commence operations on or about April 21, 2022).

The following table provides information relating to other accounts managed by Ms. Gupta as of February 28, 2022:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	78	85	8
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$844,721	$82,317	$3,664
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

*	Does not include Fidelity® Metaverse ETF which is expected to commence operations on or about April 21, 2022.

As of February 28, 2022, the dollar range of shares of Fidelity® Metaverse ETF beneficially owned by Ms. Gupta was none (Fidelity® Metaverse ETF is expected to commence operations on or about April 21, 2022).

The following table provides information relating to other accounts managed by Mr. Regan as of February 28, 2022:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	78	85	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$844,721	$82,317	$3,916
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

*	Does not include Fidelity® Metaverse ETF which is expected to commence operations on or about April 21, 2022.

As of February 28, 2022, the dollar range of shares of Fidelity® Metaverse ETF beneficially owned by Mr. Regan was none (Fidelity® Metaverse ETF is expected to commence operations on or about April 21, 2022).

The following table provides information relating to other accounts managed by Mr. Sohrabi as of February 28, 2022:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	78	85	8
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$844,721	$82,317	$3,664
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

*	Does not include Fidelity® Metaverse ETF which is expected to commence operations on or about April 21, 2022.

As of February 28, 2022, the dollar range of shares of Fidelity® Metaverse ETF beneficially owned by Mr. Sohrabi was none (Fidelity® Metaverse ETF is expected to commence operations on or about April 21, 2022).

PROXY VOTING GUIDELINES

Geode Proxy Voting Policies

As an investment adviser, Geode holds voting authority for securities in many of the client accounts that it manages. Geode takes seriously its responsibility to monitor events affecting securities in those client accounts and to exercise its voting authority with respect to those securities in the best interests of its clients (as well as shareholders of mutual funds for which it serves as adviser or sub-adviser). The purposes of these proxy voting policies are to (1) establish a framework for Geode’s analysis and decision-making with respect to proxy voting and (2) set forth operational procedures for Geode’s exercise of proxy voting authority.

Overview

Geode anticipates that, based on its current business model, it will manage the vast majority of assets under its management using passive investment management techniques, such as indexing. Geode also manages funds and separate accounts using active investment management techniques, primarily employing quantitative investment strategies.

Geode will engage established commercial proxy advisory firms for comprehensive analysis, research and voting recommendations, particularly for matters that may be controversial or require additional analysis under these proxy voting policies.

Geode may determine to follow or reject any recommendation based on the research and analysis provided by proxy advisory firms or on any independent research and analysis obtained or generated by Geode. However, Geode has retained a third-party proxy voting service (the “Agent”) to affect votes based on the customized policies established by Geode and maintain records of all of Geode’s proxy votes. In limited instances where the proxy voting policies do not address the specific matter, the Agent will refer the ballot back to Geode. For ballots related to proxy contests, mergers, acquisitions and other organizational transactions, Geode may determine it is appropriate to conduct a company specific evaluation. In cases of proxies not voted by the Agent, the ultimate voting decision and responsibility rests with Geode Proxy. Geode’s Operations Committee oversees the exercise of voting authority under these proxy voting policies.

Due to its focused business model and the number of investments that Geode will make for its clients (particularly pursuant to its indexing strategy), Geode does not anticipate that actual or potential conflicts of interest are likely to occur in the ordinary course of its business. However, Geode believes it is essential to avoid having conflicts of interest affect its objective of voting in the best interests of its clients. Therefore, in the event that members of the Operations Committee, the Agent or any other person involved in the analysis or voting of proxies has knowledge of, or has reason to believe there may exist, any potential relationship, business or otherwise, between the portfolio company subject to the proxy vote and Geode (or any affiliate of Geode) or their respective directors, officers, employees or agents, such person shall notify the other members of the Operations Committee. Geode will analyze and address such potential conflict of interest, consulting with outside counsel, as appropriate. In the case of an actual conflict of interest, on the advice of counsel, Geode expects that the independent directors of Geode will consider the matter and may (1) determine that there is no conflict of interest (or that reasonable measures have been taken to remedy or avoid any conflict of interest) that would prevent Geode from voting the applicable proxy, (2) abstain, (3) cause authority to be delegated to the Agent or a similar special fiduciary to vote the applicable proxy or (4) recommend other methodology for mitigating the conflict of interest, if deemed appropriate (e.g., echo voting).

Geode has established the specific proxy voting policies that are summarized below to maximize the value of investments in its clients’ accounts, which it believes will be furthered through (1) accountability of a company’s management and directors to its shareholders, (2) alignment of the interests of management with those of shareholders (including through compensation, benefit and equity ownership programs), and (3) increased disclosure of a company’s business and operations. Geode reserves the right to override any of its proxy voting policies with respect to a particular shareholder vote when such an override is, in Geode’s best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of Geode’s clients.

Policies

All proxy votes shall be considered and made in a manner consistent with the best interests of Geode’s clients (as well as shareholders of mutual fund clients) without regard to any other relationship, business or otherwise, between the portfolio company subject to the proxy vote and Geode or its affiliates. As a general matter, (1) proxies will be voted FOR incumbent members of a board of directors and FOR routine management proposals, except as otherwise addressed under these policies; (2) shareholder and non-routine management proposals addressed by these policies will be voted as provided in these policies; and (3) shareholder and non-routine management proposals not addressed by these policies will be evaluated by Geode Proxy based on fundamental analysis and/or research and recommendations provided by the Agent and other third-party proxy advisory firms.

When voting the securities of non-US issuers, Geode will evaluate proposals in accordance with these policies but will also take local market standards and best practices into consideration. Geode may also limit or modify its voting at certain non-US meetings (e.g., if shares are required to be blocked or reregistered in connection with voting).

Geode’s specific policies are as follows:

I. Election of Directors

Geode will generally vote FOR incumbent members of a board of directors except:

• Attendance. The incumbent board member failed to attend at least 75% of meetings in the previous year and does not provide a reasonable explanation.

• Independent Directors. Nominee is not independent and full board comprises less than a majority of independents. Nominee is not independent and sits on the audit, compensation or nominating committee.

• Director Responsiveness. The board failed to act on shareholder proposals that received approval by Geode and a majority of the votes cast in the previous year. The board failed to act on takeover offers where Geode and a majority of shareholders tendered their shares. At the previous board election, directors opposed by Geode received more than 50 percent withhold/against votes of the shares cast, and the company failed to address the issue(s) that caused the high withhold/against vote.

• Golden Parachutes. Incumbent members of the compensation committee adopted or renewed an excessive golden parachute within the past year.

• Gender Diversity. If there are no women on the Board unless the Board has made a firm commitment to return to a gender-diverse status when there was a woman on the Board at the preceding annual meeting.

• Overboarding. The Director is a CEO and sits on the Board of more than two public companies besides his or her own; or a non-CEO Director who sits on more than five public company boards.

• In Other Circumstances when a member of the board has acted in a manner inconsistent with the interests of shareholders of a company whose securities are held in client accounts.

II. Majority Election. Unless a company has a policy achieving a similar result, Geode will generally vote in favor of a proposal calling for directors to be elected by a majority of votes cast in a board election provided that the plurality vote applies when there are more nominees than board seats.

III. Say on Pay (non-binding).

• Advisory Vote on Executive Compensation. Geode will generally vote AGAINST advisory vote when: (1) there is a significant misalignment between executive pay and company performance; (2) the company maintains significant problematic pay practices; or (3) the board exhibits a significant level of poor communication and responsiveness to shareholders.

• Frequency Vote. Geode will generally vote FOR having an advisory vote on executive compensation every year.

• Advisory Vote on Golden Parachute. Geode will vote AGAINST excessive change-in-control severance payments.

IV. Vote AGAINST Anti-Takeover Proposals, including:

• Addition of Special Interest Directors to the board.

• Authorization of “Blank Check” Preferred Stock. Geode will vote FOR proposals to require shareholder approval for the distribution of preferred stock except for acquisitions and raising capital in the ordinary course of business.

• Classification of Boards, Geode will vote FOR proposals to de-classify boards.

• Fair Price Amendments, other than those that consider only a two-year price history and are not accompanied by other anti-takeover measures.

• Golden Parachutes, that Geode deems to be excessive in the event of change-in-control.

• Poison Pills. Adoption or extension of a Poison Pill without shareholder approval will result in our voting AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors, provided the matter will be considered if (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is linked to a business strategy that will result in greater value for the shareholders; (c) the term is less than three years; (d) the Pill includes a qualifying offer clause; or (e) shareholder approval is required to reinstate the expired Pill. Geode will vote FOR shareholder proposals requiring or recommending that shareholders be given an opportunity to vote on the adoption of poison pills.

• Reduction or Limitation of Shareholder Rights (e.g., action by written consent, ability to call meetings, or remove directors).

• Reincorporation in another state (when accompanied by Anti-Takeover Provisions, including increased statutory anti-takeover provisions). Geode will vote FOR reincorporation in another state when not accompanied by such anti-takeover provisions.

• Requirements that the Board Consider Non-Financial Effects of merger and acquisition proposals.

• Requirements regarding Size, Selection and Removal of the Board that are likely to have an anti-takeover effect (although changes with legitimate business purposes will be evaluated).

• Supermajority Voting Requirements (i.e., typically 2/3 or greater) for boards and shareholders. Geode will vote FOR proposals to eliminate supermajority voting requirements.

• Transfer of Authority from Shareholders to Directors.

V. Vote FOR proposed amendments to a company’s certificate of incorporation or by-laws that enable the company to Opt Out of the Control Shares Acquisition Statutes.

VI. Vote AGAINST the introduction of new classes of Stock with Differential Voting Rights.

VII. Vote AGAINST introduction and FOR elimination of Cumulative Voting Rights, except in certain instances where it is determined not to enhance shareholders’ interests.

VIII. Vote FOR elimination of Preemptive Rights.

IX. Vote FOR Anti-Greenmail proposals so long as they are not part of anti-takeover provisions (in which case the vote will be AGAINST).

X. Vote FOR charter and by-law amendments expanding the Indemnification of Directors to the maximum extent permitted under Delaware law (regardless of the state of incorporation) and vote AGAINST charter and by-law amendments completely Eliminating Directors’ Liability for Breaches of Care.

XI. Vote FOR proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

XII. Vote FOR Open-Market Stock Repurchase Programs, unless there is clear evidence of past abuse of the authority; the plan contains no safeguards against selective buybacks, or the authority can be used as an anti-takeover mechanism.

XIII. Vote FOR management proposals to implement a Reverse Stock Split when the number of authorized shares will be proportionately reduced or the Reverse Stock Split is necessary to avoid de-listing.

XIV. Vote FOR management proposals to Reduce the Par Value of common stock unless the proposal may facilitate an anti-takeover device or other negative corporate governance action.

XV. Vote FOR the Issuance of Large Blocks of Stock if such proposals have a legitimate business purpose and do not result in dilution of greater than 20%. However, a company’s specific circumstances and market practices may be considered in determining whether the proposal is consistent with shareholders’ interests.

XVI. Vote AGAINST Excessive Increases in Common Stock. Vote AGAINST increases in authorized common stock that would result in authorized capital in excess of three times the company’s shares outstanding and reserved for legitimate purposes. For non-U.S. securities with conditional capital requests, vote AGAINST issuances of shares with preemptive rights in excess of 100% of the company’s current shares outstanding. Special requests will be evaluated, taking company-specific circumstances into account.

XVII. Vote AGAINST the adoption of or amendment to authorize additional shares under a Stock Option Plan if:

• The stock option plan includes evergreen provisions, which provides for an automatic allotment of equity compensation every year.

• The dilution effect of the shares authorized under the plan (including by virtue of any “evergreen” or replenishment provision), plus the shares reserved for issuance pursuant to all other option or restricted stock plans, is greater than 10%. However, dilution may be increased to 15% for small capitalization companies, and 20% for micro capitalization companies, respectively. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

• The offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus, except that a modest number of shares (limited to 5% for a large capitalization company and 10% for small and micro capitalization companies) may be available for grant to employees and directors under the plan if the grant is made by a compensation committee composed entirely of independent directors (the “De Minimis Exception”).

• The plan is administered by (1) a compensation committee not comprised entirely of independent directors or (2) a board of directors not comprised of a majority of independent directors, provided that a plan is acceptable if it satisfies the De Minimis Exception.

• The plan’s terms allow repricing of underwater options, or the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval, unless by the express terms of the plan or a board resolution such repricing is rarely used (and then only to maintain option value due to extreme circumstances beyond management’s control) and is within the limits of the De Minimis Exception.

• Liberal Definition of Change in Control: the plan provides that the vesting of equity awards may accelerate even though an actual change in control may not occur.

XVIII. Vote AGAINST the election of incumbent members of the compensation committee or a management slate in the concurrent or next following vote on the election of directors if, within the last year and without shareholder approval, the company’s board of directors or compensation committee has repriced outstanding options.

XIX. Evaluate proposals to Reprice Outstanding Stock Options, taking into account such factors as: (1) whether the repricing proposal excludes senior management and directors; (2) whether the options proposed to be repriced exceeded the dilution thresholds described in these current proxy voting policies when initially granted; (3) whether the repricing proposal is value neutral to shareholders based upon an acceptable options pricing model; (4) the company’s relative performance compared to other companies within the relevant industry or industries; (5) economic and other conditions affecting the relevant industry or industries in which the company competes; and (6) other facts or circumstances relevant to determining whether a repricing proposal is consistent with the interests of shareholders.

XX. Vote AGAINST adoption of or amendments to authorize additional shares for Restricted Stock Awards (“RSA”) if:

• The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other option or restricted stock plans, is greater than 10%. However, dilution may be increased to 15% for small capitalization companies, and 20% for micro capitalization companies, respectively. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

XXI. Vote AGAINST Omnibus Stock Plans if one or more component violates any of the criteria applicable to Stock Option Plans or RSAs under these proxy voting policies, unless such component is de minimis. In the case of an omnibus stock plan, the dilution limits applicable to Stock Option Plans or RSAs under these proxy voting policies will be measured against the total number of shares under all components of such plan.

XXII. Vote AGAINST Employee Stock Purchase Plans if the plan violates any of the relevant criteria applicable to Stock Option Plans or RSAs under these proxy voting policies, except that (1) the minimum stock purchase price may be equal to or greater than 85% of the stock’s fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company’s equity, and (2) in the case of non-U.S. company stock purchase plans, the minimum stock purchase price may be equal to the prevailing “best practices,” as articulated by the Agent, provided that the minimum stock purchase price must be at least 75% of the stock’s fair market value.

XXIII. Vote AGAINST Stock Awards (other than stock options and RSAs) unless it is determined they are identified as being granted to officers/directors in lieu of salary or cash bonus, subject to number of shares being reasonable.

XXIV. Vote AGAINST equity vesting acceleration programs or amendments to authorize additional shares under such programs if the program provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

XXV. Vote FOR Employee Stock Ownership Plans (“ESOPs”) of non-leveraged ESOPs, and in the case of leveraged ESOPs, giving consideration to the company’s state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Geode may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Geode will vote AGAINST a leveraged ESOP if all outstanding loans are due immediately upon a change in control.

XXVI. Vote AGAINST management or shareholder proposals on other Compensation Plans or Practices if such plans or practices are Inconsistent with the Interests of Shareholders. In addition, Geode may vote AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors if Geode believes a board has approved executive compensation arrangements inconsistent with the interests of shareholders.

XXVII. Environmental and Social Proposals. Evaluate each proposal related to environmental and social issues (including political contributions). Generally, Geode expects to vote with management’s recommendation on shareholder proposals concerning environmental or social issues, as Geode believes management and the board are ordinarily in the best position to address these matters. Geode may support certain shareholder environmental and social proposals that request additional disclosures from companies which may provide material information to the investment management process, or where

Geode otherwise believes support will help maximize shareholder value. Geode may take action against the re-election of board members if there are serious concerns over ESG practices or the board failed to act on related shareholder proposals that received approval by Geode and a majority of the votes cast in the previous year.

XXVIII. Geode will generally vote AGAINST shareholder proposals seeking to establish proxy access. Geode will evaluate management proposals on proxy access. Geode will evaluate shareholder proposals seeking to amend an existing proxy access right.

XXIX. Shares of Investment Companies.

• For institutional accounts, Geode will generally vote in favor of proposals recommended by the underlying funds’ Board of Trustees, unless voting is not permitted under applicable laws and regulations.

• For retail managed accounts, Geode will employ echo voting when voting shares. To avoid certain potential conflicts of interest, if an investment company has a shareholder meeting, Geode would vote their shares in the investment company in the same proportion as the votes of the other shareholders of the investment company.

To view a fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the SEC’s web site at www.sec.gov.

DISTRIBUTION SERVICES

The fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 900 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved a Distribution and Service Plan with respect to shares of the fund (the Plan) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows shares of the fund and/or FMR to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.

The Plan adopted for the fund is described in the prospectus.

Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. While the fund will not make direct payments for distribution or shareholder support services, the Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. In addition, the Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for shares of the fund.

Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by shares of the fund other than those made to FMR under its management contract with the fund. To the extent that the Plan gives FMR and FDC greater flexibility in connection with the distribution of shares, additional sales of shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

FDC or an affiliate may also make payments to banks, broker-dealers and other service-providers (who may be affiliated with FDC) for distribution-related activities and/or shareholder services. If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

FDC may also enter into agreements with securities dealers who will solicit purchases of Creation Units. Such securities dealers may also be Authorized Participants, DTC Participants, and or investor services organizations.

TRANSFER AND SERVICE AGENT AGREEMENTS

The fund has entered into a transfer agency and service agreement with State Street Bank and Trust Company (State Street), which is located at One Heritage Drive, Floor 1, North Quincy, Massachusetts, 02171. Under the terms of the agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend and disbursing agent.

The fund has entered into a service agent agreement with FSC, an affiliate of FMR (or an agent, including an affiliate), which is located at 245 Summer Street, Boston, Massachusetts, 02210. Under the terms of the agreement, FSC (or an agent, including an affiliate) provides certain pricing and bookkeeping services for the fund and administers the fund’s securities lending program. FSC has entered into a sub-administration agreement with State Street. Under the agreement, State Street (or an agent, including an affiliate) provides various fund accounting and fund administration services, including preparation of financial information for shareholder reports and tax services, for the fund.

FMR bears the cost of services under these agreements under the terms of its management contract with the fund.

SECURITIES LENDING

The securities lending agent, or the investment adviser (where the fund does not use a securities lending agent) monitors loan opportunities for the fund, negotiates the terms of the loans with borrowers, monitors the value of securities on loan and the value of the corresponding collateral, communicates with borrowers and the fund’s custodian regarding marking to market the collateral, selects securities to be loaned and allocates those loan opportunities among lenders, and arranges for the return of the loaned securities upon the termination of the loan. Income and fees from securities lending activities will be included when the fund has completed its first fiscal year end.

A fund does not pay cash collateral management fees, separate indemnification fees, or other fees.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity® Metaverse ETF is a fund of Fidelity Covington Trust, an open-end management investment company created under an initial declaration of trust dated May 10, 1995. The Trustees are permitted to create additional funds in the trust and to create additional classes of the fund.

The assets of the trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of its funds.

Shareholder Liability. The trust is an entity commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.

Voting Rights. Each fund’s capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading “Shareholder Liability” above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. State Street Bank and Trust Company, 1 Lincoln Street, Boston, Massachusetts, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund’s assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon, headquartered in New York, also may serve as special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund’s Treasurer, a Fidelity® fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board (if any), and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR or an affiliate. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of the fund’s adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, and its affiliates, audit financial statements for the fund and provide other audit, tax, and related services.

FUND HOLDINGS INFORMATION

The fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR’s Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving the fund’s best interests by striking an appropriate balance between providing information about the fund’s portfolio and protecting the fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the fund’s chief compliance officer periodically.

On each Business Day, before the opening of regular trading on the listing exchange, the fund will provide a full list of holdings daily on www.fidelity.com.

Daily portfolio composition files (PCFs) that identify a basket of specified securities that may overlap with the actual or expected portfolio holdings of the fund may be provided as frequently as daily to the fund’s service providers to facilitate the provision of services to the fund and to certain other entities in connection with the dissemination of information necessary for transactions in Creation Units. Each business day prior to the opening of the listing exchange, a PCF containing a list of the names and the required number of shares of each Deposit Security for the fund will be provided through fee-based services; to subscribers to the fee-based services, including Authorized Participants; and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading fund shares in the secondary market.

The fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations. Nonexclusive examples of performance attribution information and statistics may include (i) the allocation of the fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries, (ii) the characteristics of the stock and bond components of the fund’s portfolio holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry, and country and (iv) the volatility characteristics of the fund.

FMR’s Disclosure Policy Committee may approve a request for fund level performance attribution and statistics as long as (i) such disclosure does not enable the receiving party to recreate the complete or partial portfolio holdings of any Fidelity fund prior to such fund’s public disclosure of its portfolio holdings and (ii) Fidelity has made a good faith determination that the requested information is not material given the particular facts and circumstances. Fidelity may deny any request for performance attribution information and other statistical information about a fund made by any person, and may do so for any reason or for no reason.

Disclosure of non-public portfolio holdings information for a Fidelity fund’s portfolio may only be provided pursuant to the guidelines below.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity® funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: the fund’s trustees; the fund’s manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; the fund’s auditors; the fund’s custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to the fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by the fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, the fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR, a sub-adviser, or their affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving the fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to the fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor’s Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Bloomberg, L.P. (full holdings daily, on the next business day).

FMR, its affiliates, or the fund will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the fund’s SAI.

There can be no assurance that the fund’s policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2022 FMR LLC. All rights reserved.

The Nasdaq Stock Market® is a registered trademark of Nasdaq, Inc.

Any third-party marks that may appear above are the marks of their respective owners.

Fidelity Covington Trust

Post-Effective Amendment No. 98

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)		Amended and Restated Declaration of Trust, dated July 16, 2013, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 9.

(b)		Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.

(c)		Not applicable.

(d)	(1)	Management Contract, dated March 11, 2020, between Fidelity Blue Chip Growth ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 91.

	(2)	Management Contract, dated March 11, 2020, between Fidelity Blue Chip Value ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 91.

	(3)	Management Contract, dated July 21, 2021, between Fidelity Clean Energy ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 89.

	(4)	Management Contract, dated July 21, 2021, between Fidelity Cloud Computing ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 89.

	(5)	Management Contract, dated January 19, 2022, between Fidelity Crypto Industry and Digital Payments ETF and Fidelity Management & Research Company LLC, is filed herein as Exhibit (d)(5).

	(6)	Management Contract, dated July 21, 2021, between Fidelity Digital Health ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 89.

	(7)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Dividend ETF for Rising Rates and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 59.

	(8)	Management Contract, dated July 21, 2021, between Fidelity Electric Vehicles and Future Transportation ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 89.

	(9)	Management Contract, dated November 18, 2020, between Fidelity Growth Opportunities ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 91.

	(10)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity High Dividend ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 59.

	(11)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity High Yield Factor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 59.

	(12)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity International High Dividend ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 59.

(13)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity International Value Factor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 59.

(14)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Low Volatility Factor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 59.

(15)	Management Contract, dated November 18, 2020, between Fidelity Magellan ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 91.

(16)	Management Contract, dated January 19, 2022, between Fidelity Metaverse ETF and Fidelity Management & Research Company LLC, is filed herein as Exhibit (d)(16).

(17)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Momentum Factor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 59.

(18)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Consumer Discretionary Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 59.

(19)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Consumer Staples Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 59.

(20)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Energy Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 59.

(21)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Financials Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 59.

(22)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Health Care Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 59.

(23)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Industrials Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 59.

(24)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Information Technology Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 59.

(25)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Materials Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 59.

(26)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Real Estate Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 59.

(27)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Communication Services Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 59.

(28)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Utilities Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 59.

(29)	Management Contract, dated March 11, 2020, between Fidelity New Millennium ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 91.

(30)	Management Contract, dated May 19, 2021, between Fidelity Preferred Securities & Income ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 86.

(31)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Quality Factor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 59.

(32)	Management Contract, dated November 18, 2020, between Fidelity Real Estate Investment ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 91.

(33)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Small-Mid Factor ETF (currently known as Fidelity Small-Mid Multifactor ETF) and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 59.

(34)	Amended and Restated Management Contract, dated February 1, 2022, between Fidelity Small-Mid Cap Opportunities ETF and Fidelity Management & Research Company LLC, is filed herein as Exhibit (d)(34).

(35)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Stocks for Inflation ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 59.

(36)	Management Contract, dated March 10, 2021, between Fidelity Sustainability U.S. Equity ETF (currently known as Fidelity Sustainable U.S. Equity ETF) and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 86.

(37)	Management Contract, dated January 19, 2022, between Fidelity Sustainable High Yield ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 95.

(38)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Targeted Emerging Markets Factor ETF (currently known as Fidelity Emerging Markets Multifactor ETF) and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 59.

(39)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Targeted International Factor ETF (currently known as Fidelity International Multifactor ETF) and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 59.

(40)	Management Contract, dated January 31, 2020, between Fidelity U.S. Multifactor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 67.

(41)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Value Factor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 59.

(42)	Management Contract, dated March 10, 2021, between Fidelity Women’s Leadership ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 86.

(43)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity New Millennium ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Sustainability U.S. Equity ETF (currently known as Fidelity Sustainable U.S. Equity ETF) and Fidelity Woman’s Leadership ETF is incorporated herein by reference to Exhibit (d)(43) of Fidelity Concord Street Trust’s (File No. 033-15983) of Post-Effective Amendment No. 145.

(44)	Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity New Millennium ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Sustainability U.S. Equity ETF (currently known as Fidelity Sustainable U.S. Equity ETF) and Fidelity Woman’s Leadership ETF is incorporated herein by reference to Exhibit (d)(6) of Fidelity Magellan Fund’s (File No. 002-21461) Post-Effective Amendment No. 86.

(45)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity High Yield Factor ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 59.

(46)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity High Yield Factor ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF is incorporated herein by reference to Exhibit (d)(46) of Fidelity Covington Trust’s (File No. 033-60973) Post-Effective Amendment No. 94.

(47)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity New Millennium ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Sustainability U.S. Equity ETF (currently known as Fidelity Sustainable U.S. Equity ETF) and Fidelity Woman’s Leadership ETF is incorporated herein by reference to Exhibit (d)(51) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(48)	Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity New Millennium ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Sustainability U.S. Equity ETF (currently known as Fidelity Sustainable U.S. Equity ETF) and Fidelity Woman’s Leadership ETF is incorporated herein by reference to Exhibit (d)(10) of Fidelity Magellan Fund’s (File No. 002-21461) Post-Effective Amendment No. 86.

(49)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity High Yield Factor ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF is incorporated herein by reference to Exhibit (d)(25) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(50)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity High Yield Factor ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF is incorporated herein by reference to Exhibit (d)(47) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 199.

(51)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity New Millennium ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Sustainability U.S. Equity ETF (currently known as Fidelity Sustainable U.S. Equity ETF) and Fidelity Woman’s Leadership ETF is incorporated herein by reference to Exhibit (d)(59) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(52)	Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity New Millennium ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Sustainability U.S. Equity ETF (currently known as Fidelity Sustainable U.S. Equity ETF) and Fidelity Woman’s Leadership ETF is incorporated herein by reference to Exhibit (d)(14) of Fidelity Magellan Fund’s (File No. 002-21461) Post-Effective Amendment No. 86.

(53)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity High Yield Factor ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF is incorporated herein by reference to Exhibit (d)(29) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(54)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity High Yield Factor ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF is incorporated herein by reference to Exhibit (d)(54) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 199.

(55)	Second Amended and Restated Investment Sub-Advisory and ETF Services Agreement, dated January 1, 2020, among BlackRock Fund Advisors, Fidelity Management & Research Company LLC, and Fidelity Covington Trust, on behalf of Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF, is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 81.

(56)	Sub-Advisory Agreement, dated July 21, 2021, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Clean Energy ETF, is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 89.

(57)	Sub-Advisory Agreement, dated July 21, 2021, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Cloud Computing ETF, is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 89.

(58)	Sub-Advisory Agreement, dated January 19, 2022, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Crypto Industry and Digital Payments ETF, is filed herein as Exhibit (d)(58).

(59)	Sub-Advisory Agreement, dated July 21, 2021, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Digital Health ETF, is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 89.

(60)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, and Fidelity Value Factor ETF, is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 91.

(61)	Sub-Advisory Agreement, dated July 21, 2021, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Electric Vehicles and Future Transportation ETF, is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 89.

(62)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity International High Dividend ETF, is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 91.

(63)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity International Value Factor ETF, is incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 91.

(64)	Sub-Advisory Agreement, dated January 19, 2022, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Metaverse ETF, is filed herein as Exhibit (d)(64).

	(65)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Small-Mid Factor ETF (currently known as Fidelity Small-Mid Multifactor ETF), is incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment No. 91.

	(66)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Stocks for Inflation ETF, is incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment No. 91.

	(67)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Targeted Emerging Markets Factor ETF (currently known as Fidelity Emerging Markets Multifactor ETF), is incorporated herein by reference to Exhibit (d)(66) of Post-Effective Amendment No. 91.

	(68)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Targeted International Factor ETF (currently known as Fidelity International Multifactor ETF), is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 91.

	(69)	Sub-Advisory Agreement, dated January 31, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity U.S. Multifactor ETF, is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 91.

(e)	(1)	General Distribution Agreement, dated March 11, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Blue Chip Growth ETF is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 67.

	(2)	General Distribution Agreement, dated March 11, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Blue Chip Value ETF is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 67.

	(3)	General Distribution Agreement, dated July 21, 2021, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Clean Energy ETF, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 89.

	(4)	General Distribution Agreement, dated July 21, 2021, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Cloud Computing ETF, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 89.

	(5)	General Distribution Agreement, dated January 19, 2022, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Crypto Industry and Digital Payments ETF, is filed herein as Exhibit (e)(5).

	(6)	General Distribution Agreement, dated July 21, 2021, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Digital Health ETF, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 89.

	(7)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Dividend ETF for Rising Rates, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 59.

	(8)	General Distribution Agreement, dated July 21, 2021, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Electric Vehicles and Future Transportation ETF, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 89.

	(9)	General Distribution Agreement, dated November 18, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Growth Opportunities ETF, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 81.

(10)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity High Dividend ETF, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 59.

(11)	Amended and Restated General Distribution, dated January 1, 2020, Agreement between Fidelity Covington and Fidelity Distributors Company LLC, on behalf of Fidelity High Yield Factor ETF, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 59.

(12)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International High Dividend ETF, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 59.

(13)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International Value Factor ETF, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 59.

(14)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Low Volatility Factor ETF, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 59.

(15)	General Distribution Agreement, dated November 18, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Magellan ETF, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 81.

(16)	General Distribution Agreement, dated January 19, 2022, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Metaverse ETF, is filed herein as Exhibit (e)(16).

(17)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Momentum Factor ETF, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 59.

(18)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Consumer Discretionary Index ETF, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 59.

(19)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Consumer Staples Index ETF, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 59.

(20)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Energy Index ETF, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 59.

(21)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Financials Index ETF, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 59.

(22)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Health Care Index ETF, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 59.

(23)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Industrials Index ETF, is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 59.

(24)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Information Technology Index ETF, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 59.

(25)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Materials Index ETF, is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 59.

(26)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Real Estate Index ETF, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 59.

(27)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Communication Services Index ETF, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 59.

(28)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Utilities Index ETF, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 59.

(29)	General Distribution Agreement, dated March 11, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity New Millennium ETF is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 67.

(30)	General Distribution Agreement, dated May 19, 2021, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Preferred Securities & Income ETF, is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 86.

(31)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Quality Factor ETF, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 59.

(32)	General Distribution Agreement, dated November 18, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Real Estate Investment ETF, is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 81.

(33)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Small-Mid Factor ETF (currently known as Fidelity Small-Mid Multifactor ETF), is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 59.

(34)	General Distribution Agreement, dated November 18, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Small-Mid Cap Opportunities ETF, is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 81.

(35)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Stocks for Inflation ETF, is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 59.

(36)	General Distribution Agreement, dated March 10, 2021 between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainability U.S. Equity ETF (currently known as Fidelity Sustainable U.S. Equity ETF), is incorporated herein by reference to Exhibit (e)(30) of Post-Effective Amendment No. 86.

(37)	General Distribution Agreement, dated October 20, 2021, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable High Yield ETF, is incorporated herein by reference to Exhibit (e)(37) of Post-Effective Amendment No. 95.

(38)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Targeted Emerging Markets Factor ETF (currently known as Fidelity Emerging Markets Multifactor ETF), is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 59.

(39)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Targeted International Factor ETF (currently known as Fidelity International Multifactor ETF), is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 59.

	(40)	General Distribution Agreement, dated January 15, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity U.S. Multifactor ETF, is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 67.

	(41)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Value Factor ETF, is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 59.

	(42)	General Distribution Agreement, dated March 10, 2021, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Women’s Leadership ETF, is incorporated herein by reference to Exhibit (e)(35) of Post-Effective Amendment No. 86.

(f)		Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated as of March 1, 2018, is incorporated herein by reference to Exhibit (f) of Fidelity Commonwealth Trust’s (File No. 002-52322) Post-Effective Amendment No. 150.

(g)	(1)	Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and the Registrant is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

	(2)	Amendment, dated October 1, 2021, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and the Registrant, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 91.

	(3)	Transfer Agency and Service Agreement, dated October 11, 2013, between State Street Bank and Trust Company and the Registrant, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 11.

	(4)	Amendment, dated October 1, 2021, to the Transfer Agency and Service Agreement, dated October 11, 2013, between State Street Bank and Trust Company and the Registrant, is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 91.

	(5)	Side Letter, dated October 11, 2013, to the Transfer Agency and Service Agreement, dated October 11, 2013, between State Street Bank and Trust Company and the Registrant is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 11.

	(6)	Amendment, dated October 1, 2021, to the Side Letter to the Custodian Agreement, dated October 11, 2013, between State Street Bank and Trust Company and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 91.

	(7)	Sub-Administration Agreement, effective as of October 11, 2013, between State Street Bank and Trust Company and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (g)(7) of Post-Effective Amendment No. 11.

	(8)	Amendment, dated November 5, 2019, to the Sub-Administration Agreement, dated October 11, 2013, between State Street Bank and Trust Company and Fidelity Service Company, Inc., is incorporated herein by reference as Exhibit (g)(8) of Post-Effective No. 77.

(h)	(1)	Form of Participation Agreement is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 46.

	(2)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (h)(2) of Fidelity Merrimack Street Trust’s (File No. 333-186372) Post-Effective Amendment No. 17.

	(3)	Securities Lending Agency Agreement, dated April 1, 2019, between National Financial Services LLC and Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Digital Health ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Electric Vehicles and Future Transportation ETF, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Metaverse ETF, Fidelity Momentum Factor ETF, Fidelity New Millennium ETF, Fidelity Preferred Securities & Income ETF, Fidelity Quality Factor ETF, Fidelity Stocks for Inflation ETF, Fidelity Sustainability U.S. Equity ETF (currently known as Fidelity Sustainable U.S. Equity ETF), Fidelity Sustainable High Yield ETF, Fidelity Women’s Leadership ETF, and Fidelity Value Factor ETF is incorporated herein by reference to Exhibit (h)(1) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 172.

	(4)	Form of Fund of Funds Investment Agreement (Acquiring Fund) is incorporated herein by reference to Exhibit (h)(5) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 534.

	(5)	Form of Fund of Funds Investment Agreement (Acquired Fund) is incorporated herein by reference to Exhibit (h)(6) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 534.

	(6)	Form of Fund of Funds Investment Agreement (Acquired ETFs) is filed herein as Exhibit (h)(6)

(i)		Legal Opinion of Dechert LLP, dated April 4, 2022, is filed herein as Exhibit (i).

(j)		Not applicable.

(k)		Not applicable.

(l)		Not applicable.

(m)	(1)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Blue Chip Growth ETF: Fidelity Blue Chip Growth ETF is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 67.

	(2)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Blue Chip Value ETF: Fidelity Blue Chip Value ETF is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 67.

	(3)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Clean Energy ETF is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 89.

	(4)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Cloud Computing ETF is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 89.

	(5)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Crypto Industry and Digital Payments ETF is filed herein as Exhibit (m)(5).

	(6)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Digital Health ETF is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 89.

	(7)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dividend ETF for Rising Rates is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 59.

	(8)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Electric Vehicles and Future Transportation ETF is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 89.

	(9)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Growth Opportunities ETF is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 81.

	(10)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity High Dividend ETF is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 59.

	(11)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity High Yield Factor ETF is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 59.

	(12)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International High Dividend ETF is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 59.

	(13)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Factor ETF is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 59.

	(14)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Low Volatility Factor ETF is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 59.

	(15)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Magellan ETF is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 81.

(16)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Metaverse ETF is filed herein as Exhibit (m)(16).

(17)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Momentum Factor ETF is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 59.

(18)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Consumer Discretionary Index ETF is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 59.

(19)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Consumer Staples Index ETF is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 59.

(20)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Energy Index ETF is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 59.

(21)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Financials Index ETF is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 59.

(22)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Health Care Index ETF is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 59.

(23)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Industrials Index ETF is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 59.

(24)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Information Technology Index ETF is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 59.

(25)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Materials Index ETF is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 59.

(26)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Real Estate Index ETF is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 59.

(27)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Communication Services Index ETF is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 59.

(28)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Utilities Index ETF is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 59.

(29)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity New Millennium ETF: Fidelity New Millennium ETF is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 67.

(30)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Preferred Securities & Income ETF is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 86.

(31)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate Investment ETF is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 81.

(32)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Quality Factor ETF is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 59.

(33)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small-Mid Cap Opportunities ETF is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 81.

(34)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small-Mid Factor ETF (currently known as Fidelity Small-Mid Multifactor ETF) is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 59.

(35)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Stocks for Inflation ETF is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 59.

(36)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainability U.S. Equity ETF (currently known as Fidelity Sustainable U.S. Equity ETF) is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 86.

	(37)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable High Yield ETF is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 95.

	(38)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Targeted Emerging Markets Factor ETF (currently known as Fidelity Emerging Markets Multifactor ETF) is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 59.

	(39)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Targeted International Factor ETF (currently known as Fidelity International Multifactor ETF) is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 59.

	(40)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity U.S. Multifactor ETF is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 67.

	(41)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Value Factor ETF is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 59.

	(42)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Women’s Leadership ETF is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 86.

(n)		Not applicable.

(p)	(1)	The 2022 Code of Ethics, adopted by each fund, Fidelity Management & Research Company LLC, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FMR Investment Management (UK) Limited, and Fidelity Distributors Company LLC pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Variable Insurance Products Fund V’s (File No. 033-17704) Post-Effective Amendment No. 81.

	(2)	Code of Ethics, dated January 2022, adopted by Geode Capital Management, LLC and Geode Capital Management LP pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(2) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 534.

	(3)	Code of Ethics, dated December 7, 2021, adopted by BlackRock Fund Advisors pursuant to Rule 17j-1 is filed herein as Exhibit (p)(3).

Item 29.	Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company LLC, or an affiliate, or Geode Capital Management LLC, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 30.	Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31.	Business and Other Connections of Investment Adviser(s)

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY LLC (FMR)

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held the following positions of a substantial nature during the past two fiscal years.

Abigail P. Johnson	Chairman of the Board of certain Trusts; Chairman of the Board and Director of FMR LLC; Chief Executive Officer, Chairman and Director of Fidelity Management & Research Company LLC. Previously served as Chairman of the Board and Director FMRC.

Peter S. Lynch	Vice Chairman and Director of Fidelity Management & Research Company LLC and a member of the Advisory Board of funds advised by FMR. Previously served as Vice Chairman and Director of FMRC.

Cynthia Lo Bessette	Senior Vice President, Secretary and Chief Legal Officer Fidelity Management & Research Company LLC; Chief Legal Officer FMR H.K, FMR Japan and FMR Investment Management (UK) Limited (2020); Previously served as Senior Vice President, Secretary and Chief Legal Officer FMRC; Secretary SelectCo, LLC and FIMM.

Christopher Rimmer	Treasurer of Fidelity Management & Research Company LLC, FMR H.K., FMR Japan, and Strategic Advisers LLC; President and Director FMR Capital Inc.; Director of FMR Investment Management (UK) Limited (2021). Previously served as Treasurer of FMRC, FIMM, and SelectCo, LLC; Chief Accounting Officer FMR LLC.

Eric C. Green	Assistant Treasurer of Fidelity Management & Research Company LLC, Strategic Advisers LLC, Fidelity Distributors Company LLC, and FMR Capital Inc; Executive Vice President, Tax and Assistant Treasurer of FMR LLC. Previously served as Assistant Treasurer of FMRC, FIMM, SelectCo, LLC, and Fidelity Distributors Corporation.

Lisa D. Krieser	Assistant Secretary Fidelity Management & Research Company LLC and Fidelity Distributors Company LLC (2020), Secretary FMR Capital, Inc (2020) and Strategic Advisers LLC (2022).

Kevin M. Meagher	Chief Compliance Officer of Fidelity Management & Research Company LLC, FMR H.K., FMR Japan, FMR Investment Management (UK) Limited, FIAM, and Strategic Advisers LLC. Previously served as Chief Compliance Officer of FMRC, FIMM, SelectCo, LLC.

Kenneth B. Robins	Compliance Officer of Fidelity Management & Research Company LLC (2020).

Bart Grenier	President of Fidelity Management & Research Company LLC.

Margaret Serravalli	Chief Financial Officer of Fidelity Management & Research Company LLC (FMR) (2020).

(2) FIDELITY MANAGEMENT & RESEARCH (HONG KONG) LIMITED (FMR H.K.)

FMR H.K. provides investment advisory services to other investment advisers. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Sharon Yau Lecornu	Chief Executive Officer of FMR H.K., Executive Director of FMR H.K., Director of Investment Services – Asia, and Director of FMR H.K.

William Francis Shanley III	Director of FMR Japan and FMR H.K.

Christopher J. Seabolt	Director of FMR H.K. and FMR UK.

Adrian James Tyerman	Compliance Officer FMR H.K. and FMR UK, Anti-Money Laundering Compliance Officer of FMR Investment Management (UK) Limited.

Kevin M. Meagher	Chief Compliance Officer of Fidelity Management & Research Company LLC, FMR H.K., FMR Japan, FMR Investment Management (UK) Limited, FIAM, and Strategic Advisers LLC. Previously served as Chief Compliance Officer of FMRC, FIMM, SelectCo, LLC.

Christopher Rimmer	Treasurer of Fidelity Management & Research Company LLC, FMR H.K., FMR Japan, and Strategic Advisers LLC; President and Director FMR Capital Inc.; Director of FMR Investment Management (UK) Limited (2021). Previously served as Treasurer of FMRC, FIMM, and SelectCo, LLC; Chief Accounting Officer FMR LLC.

Cynthia Lo Bessette	Senior Vice President, Secretary and Chief Legal Officer Fidelity Management & Research Company LLC; Chief Legal Officer FMR H.K, FMR Japan and FMR Investment Management (UK) Limited (2020); Previously served as Senior Vice President, Secretary and Chief Legal Officer FMRC; Secretary SelectCo, LLC and FIMM.

(3) FIDELITY MANAGEMENT & RESEARCH (JAPAN) LIMITED (FMR JAPAN)

FMR Japan provides investment advisory services to other investment advisers. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Timothy M. Cohen	Director of FMR Japan; Executive Vice President SelectCo, LLC.

Risteard Hogan	Director of FMR Japan (2020).

Rieko Hirai	Director of FMR Japan.

Kan Man Wong	Director of FMR Japan.

Kirk Roland Neureiter	Director of FMR Japan.

William Francis Shanley III	Director of FMR Japan and FMR H.K.

Koichi Iwabuchi	Statutory Auditor of FMR Japan (2020); Previously served as Compliance Officer of FMR Japan (2020).

Ryo Sato	Compliance Officer of FMR Japan (2020).

Kevin M. Meagher	Chief Compliance Officer of Fidelity Management & Research Company LLC, FMR H.K., FMR Japan, FMR Investment Management (UK) Limited, FIAM, and Strategic Advisers LLC. Previously served as Chief Compliance Officer of FMRC, FIMM, SelectCo, LLC.

Cynthia Lo Bessette	Senior Vice President, Secretary and Chief Legal Officer Fidelity Management & Research Company LLC; Chief Legal Officer FMR H.K, FMR Japan and FMR Investment Management (UK) Limited (2020); Previously served as Senior Vice President, Secretary and Chief Legal Officer FMRC; Secretary SelectCo, LLC and FIMM.

Christopher Rimmer	Treasurer of Fidelity Management & Research Company LLC, FMR H.K., FMR Japan, and Strategic Advisers LLC; President and Director FMR Capital Inc.; Director of FMR Investment Management (UK) Limited (2021). Previously served as Treasurer of FMRC, FIMM, and SelectCo, LLC; Chief Accounting Officer FMR LLC.

(4) FMR INVESTMENT MANAGEMENT (UK) LIMITED (FMR UK)

FMR UK provides investment advisory services to other investment advisers. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Mark D. Flaherty	Director FMR Investment Management (UK) Limited.

Niamh Brodie-Machura	Director FMR Investment Management (UK) Limited (2020).

Christopher J. Seabolt	Director of FMR H.K. and FMR UK.

Adrian James Tyerman	Compliance Officer FMR H.K. Anti-Money Laundering Compliance Officer of FMR Investment Management (UK) Limited.

Kevin M. Meagher	Chief Compliance Officer of Fidelity Management & Research Company LLC, FMR H.K., FMR Japan, FMR Investment Management (UK) Limited, FIAM, and Strategic Advisers LLC. Previously served as Chief Compliance Officer of FMRC, FIMM, SelectCo, LLC.

Cynthia Lo Bessette	Senior Vice President, Secretary and Chief Legal Officer Fidelity Management & Research Company LLC; Chief Legal Officer FMR H.K, FMR Japan and FMR Investment Management (UK) Limited (2020); Previously served as Senior Vice President, Secretary and Chief Legal Officer FMRC; Secretary SelectCo, LLC and FIMM.

(5) GEODE CAPITAL MANAGEMENT, LLC (Geode)

Geode serves as investment adviser to a number of other investment companies AND OTHER ACCOUNTS. Geode may also provide investment advisory services to other investment advisers. The directors and officers have held the following positions of a substantial nature during the past two fiscal years.

Robert Minicus	President and Chief Executive Officer (2021); Director (2020); Previously served as Director of FMR Investment Management (UK) Limited (2020).
Jeffrey S. Miller	Chief Operating Officer.
Joseph Ciardi	Chief Compliance Officer.
Sorin Codreanu	Chief Financial Officer and Treasurer.
Matt Nevins	General Counsel.
Lionel Harris	Director (2021).
Franklin Corning Kenly	Director.
Arlene Rockefeller	Director.
Eric Roiter	Director.
Jennifer Uhrig	Director.
Philip L. Bullen	Director.
Thomas Sprague	Director.
Michael Even	Director.

(6) BLACKROCK FUND ADVISORS

Robert L. Goldstein	Director and Chief Operating Officer.
Gary S. Shedlin	Director and Chief Financial Officer.
Andrew Dickson	Director and Secretary (2021).
Philippe Matsumoto	Treasurer. Previously served as Managing Director.
Charles C. Park	Chief Compliance Officer.
Brenda Schulz	Assistant Secretary (2021).
Terri Slane	Assistant Secretary.

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company LLC

(FMR) 245 Summer Street

Boston, MA 02210

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)

Floor 19, 41 Connaught Road Central

Hong Kong

Fidelity Management & Research (Japan) Limited (FMR Japan)

245 Summer Street

Boston, MA 02210

FMR Investment Management (UK) Limited (FMR UK)

245 Summer Street

Boston, MA 02210

FIL Investment Advisors (FIA)

Pembroke Hall

42 Crow Lane

Pembroke HM19, Bermuda

FIL Investment Advisors (UK) Limited (FIA(UK))

Beech Gate Millfield Lane

Lower Kingswood, Tadworth, Surrey

KT20 6RP, United Kingdom

FIL Investments (Japan) Limited (FIJ)

Tri Seven Roppongi

7-7-7 Roppongi, Minato-ku,

Tokyo, Japan 106-0032

Strategic Advisers LLC

245 Summer Street

Boston, MA 02210

FMR LLC

245 Summer Street

Boston, MA 02210

Fidelity Distributors Company LLC (FDC)

900 Salem Street

Smithfield, RI 02917

Geode Capital Management, LLC (Geode)

100 Summer Street

12th Floor

Boston, MA 02110

Fidelity Management Trust Company

245 Summer Street

Boston, MA 02210

Fidelity Investors Management LLC

245 Summer Street

Boston, MA 02210

BlackRock Fund Advisors

400 Howard Street

San Francisco, CA 94105

Item 32.	Principal Underwriters

(a)

Fidelity Distributors Company LLC (FDC) acts as distributor for all funds advised by FMR or an affiliate, as well as Fidelity Commodity Strategy Central Fund and Fidelity Series Commodity Strategy Fund.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Robert Adams	Chief Operating Officer (2021)	None
Robert F. Bachman	Executive Vice President	None
Eric C. Green	Assistant Treasurer	None
Dalton Gustafson	President (2021)	None
Natalie Kavanaugh	Chief Legal Officer	None
Robert Litle	Executive Vice President (2021)	None
Michael Lyons	Chief Financial Officer	None
John McGinty	Chief Compliance Officer (2021)	None
Timothy Mulcahy	Director	None
Matthew DePiero	Director	None
Michael Kearney	Treasurer	None
Natalie Kavanaugh	Secretary	None
Lisa D. Krieser	Assistant Secretary	None

*	900 Salem Street, Smithfield, RI

(c)	Not applicable.

Item 33.	Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company LLC, or an affiliate, 245 Summer Street, Boston, MA 02210, or the funds’ custodian, or special purpose custodian, as applicable, State Street Bank & Trust Company, 1 Lincoln Street, Boston, MA.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 98 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 11th day of April 2022.

Fidelity Covington Trust
By	/s/ Stacie M. Smith
Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ Stacie M. Smith		President and Treasurer	April 11, 2022
Stacie M. Smith		(Principal Executive Officer)

/s/ John J. Burke III		Chief Financial Officer	April 11, 2022
John J. Burke III		(Principal Financial Officer)

/s/ Thomas P. Bostick	*	Trustee	April 11, 2022
Thomas P. Bostick

/s/ Dennis J. Dirks	*	Trustee	April 11, 2022
Dennis J. Dirks

/s/ Donald F. Donahue	*	Trustee	April 11, 2022
Donald F. Donahue

/s/ Bettina Doulton	*	Trustee	April 11, 2022
Bettina Doulton

/s/ Vicki L. Fuller	*	Trustee	April 11, 2022
Vicki L. Fuller

/s/ Patricia L. Kampling	*	Trustee	April 11, 2022
Patricia L. Kampling

/s/ Thomas Kennedy	*	Trustee	April 11, 2022
Thomas Kennedy

/s/ Robert A. Lawrence	*	Trustee	April 11, 2022
Robert A. Lawrence

/s/ Oscar Munoz	*	Trustee	April 11, 2022
Oscar Munoz

/s/ Garnett A. Smith	*	Trustee	April 11, 2022
Garnett A. Smith

/s/ David M. Thomas	*	Trustee	April 11, 2022
David M. Thomas

/s/ Susan Tomasky	*	Trustee	April 11, 2022
Susan Tomasky

/s/ Michael E. Wiley	*	Trustee	April 11, 2022
Michael E. Wiley

*	By:	/s/ Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated April 1, 2021 and June 1, 2021 and filed herewith.

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Advisor Series I

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Capital Trust

Fidelity Commonwealth Trust

Fidelity Commonwealth Trust II

Fidelity Concord Street Trust

Fidelity Contrafund

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Financial Trust

Fidelity Hastings Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Mt. Vernon Street Trust

Fidelity Puritan Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company (“FMR”) or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the “Funds”), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, John V. O’Hanlon, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys–in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after April 1, 2021.

WITNESS our hands on this first day of April 2021.

/s/ Dennis J. Dirks	/s/ Robert A. Lawrence
Dennis J. Dirks	Robert A. Lawrence

/s/ Donald F. Donahue	/s/ Garnett A. Smith
Donald F. Donahue	Garnett A. Smith

/s/ Bettina Doulton	/s/ David M. Thomas
Bettina Doulton	David M. Thomas

/s/ Vicki L. Fuller	/s/ Susan Tomasky
Vicki L. Fuller	Susan Tomasky

/s/ Patricia L. Kampling	/s/ Michael E. Wiley
Patricia L. Kampling	Michael E. Wiley

/s/ Thomas Kennedy
Thomas Kennedy

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Advisor Series I

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Capital Trust

Fidelity Commonwealth Trust

Fidelity Commonwealth Trust II

Fidelity Concord Street Trust

Fidelity Contrafund

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Financial Trust

Fidelity Hastings Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Mt. Vernon Street Trust

Fidelity Puritan Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company (“FMR”) or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the “Funds”), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, John V. O’Hanlon, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys–in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 1, 2021.

WITNESS our hands on this first day of June 2021.

/s/ Thomas P. Bostick	/s/ Oscar Munoz
Thomas P.Bostick	Oscar Munoz